UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

November 30, 2015

SCE-QTLY-0116
1.870937.107

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 2.8%
American Axle & Manufacturing Holdings, Inc. (a)	158,232	$3,601,360
Cooper Tire & Rubber Co.	87,914	3,691,509
Cooper-Standard Holding, Inc. (a)	5,585	412,955
Dana Holding Corp.	228,743	3,760,535
Horizon Global Corp. (a)	10,454	90,845
Metaldyne Performance Group, Inc.	13,115	295,350
Superior Industries International, Inc.	1,337	26,085
Tenneco, Inc. (a)	72,428	3,902,421
Tower International, Inc.	15,191	465,756
		16,246,816
Diversified Consumer Services - 0.3%
Capella Education Co.	17,470	838,560
Grand Canyon Education, Inc. (a)	6,078	240,810
K12, Inc. (a)	64,843	657,508
		1,736,878
Hotels, Restaurants & Leisure - 2.5%
BJ's Restaurants, Inc. (a)	24,627	1,127,917
Bloomin' Brands, Inc.	110,382	1,910,712
Boyd Gaming Corp. (a)	9,044	177,172
Cracker Barrel Old Country Store, Inc. (b)	17,142	2,158,521
Isle of Capri Casinos, Inc. (a)	158,524	2,923,183
Jack in the Box, Inc.	38,581	2,860,395
Marriott Vacations Worldwide Corp.	39,576	2,407,408
Ruth's Hospitality Group, Inc.	51,968	896,448
		14,461,756
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	13,255	415,677
CSS Industries, Inc.	849	24,629
Flexsteel Industries, Inc.	46,052	2,209,575
Hooker Furniture Corp.	509	13,947
iRobot Corp. (a)(b)	6,798	224,946
La-Z-Boy, Inc.	95,230	2,553,116
Zagg, Inc. (a)	7,437	76,750
		5,518,640
Leisure Products - 0.6%
Brunswick Corp.	21,144	1,112,809
Nautilus, Inc. (a)	127,817	2,455,365
		3,568,174
Media - 0.7%
A.H. Belo Corp. Class A	12,118	67,134
Gray Television, Inc. (a)	100,400	1,681,700
Saga Communications, Inc. Class A	896	38,618
The McClatchy Co. Class A (a)(b)	67,435	106,547
The New York Times Co. Class A	38,366	540,193
Time, Inc.	81,449	1,355,311
		3,789,503
Multiline Retail - 0.2%
Big Lots, Inc. (b)	22,838	1,027,482
Specialty Retail - 4.0%
American Eagle Outfitters, Inc. (b)	227,155	3,536,803
Asbury Automotive Group, Inc. (a)	2,639	198,189
Big 5 Sporting Goods Corp.	150,715	1,455,907
Caleres, Inc.	62,795	1,764,540
Citi Trends, Inc.	6,341	125,742
Express, Inc. (a)(b)	171,705	2,874,342
Group 1 Automotive, Inc.	40,482	3,287,948
Haverty Furniture Companies, Inc.	3,230	77,972
Outerwall, Inc. (b)	48,925	3,028,458
Rent-A-Center, Inc.	81,537	1,399,175
Select Comfort Corp. (a)	127,533	3,012,329
Shoe Carnival, Inc.	46,544	906,677
Sonic Automotive, Inc. Class A (sub. vtg.)	911	22,101
Stein Mart, Inc.	16,656	128,751
The Cato Corp. Class A (sub. vtg.)	32,055	1,259,120
		23,078,054
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	23,574	1,153,712
Movado Group, Inc.	104,994	2,808,590
Unifi, Inc. (a)	46,134	1,376,177
		5,338,479

TOTAL CONSUMER DISCRETIONARY		74,765,782

CONSUMER STAPLES - 4.8%
Beverages - 0.1%
National Beverage Corp. (a)	17,712	769,586
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	17,102	1,988,450
Ingles Markets, Inc. Class A	58,379	3,179,904
SpartanNash Co.	17,869	386,328
Weis Markets, Inc.	3,608	149,479
		5,704,161
Food Products - 2.0%
Cal-Maine Foods, Inc. (b)	57,663	3,143,210
John B. Sanfilippo & Son, Inc.	1,549	89,145
Omega Protein Corp. (a)	128,688	3,163,151
Post Holdings, Inc. (a)	16,837	1,170,508
Sanderson Farms, Inc. (b)	47,353	3,542,478
Seaboard Corp. (a)	92	303,600
Seneca Foods Corp. Class A (a)	7,234	199,224
		11,611,316
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	54,810	865,450
WD-40 Co.	10,259	1,013,281
		1,878,731
Personal Products - 0.8%
Natural Health Trends Corp. (b)	30,230	1,462,830
Nutraceutical International Corp. (a)	2,273	56,780
USANA Health Sciences, Inc. (a)	23,377	3,131,115
		4,650,725
Tobacco - 0.6%
Universal Corp. (b)	59,884	3,385,841

TOTAL CONSUMER STAPLES		28,000,360

ENERGY - 4.3%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (b)	65,260	1,036,329
Dril-Quip, Inc. (a)	45,151	2,849,480
Gulf Island Fabrication, Inc.	3,513	34,779
Matrix Service Co. (a)	116,494	2,678,197
Natural Gas Services Group, Inc. (a)	1,129	26,215
		6,625,000
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc.	601	25,795
Alon U.S.A. Energy, Inc.	175,937	3,094,732
Delek U.S. Holdings, Inc.	15,621	432,545
DHT Holdings, Inc.	302,439	2,268,293
Frontline Ltd. (NY Shares)	11,411	34,575
Navios Maritime Acquisition Corp.	11,139	37,650
Nordic American Tanker Shipping Ltd. (b)	207,726	3,074,345
Par Petroleum Corp. (a)	6,062	151,853
Rex American Resources Corp. (a)(b)	52,598	3,305,784
Ship Finance International Ltd. (NY Shares) (b)	30,972	536,435
Teekay Tankers Ltd. (b)	227,887	1,604,324
Western Refining, Inc.	87,999	3,982,835
		18,549,166

TOTAL ENERGY		25,174,166

FINANCIALS - 23.2%
Banks - 6.3%
Arrow Financial Corp.	896	25,509
Banc of California, Inc.	9,677	145,349
BancFirst Corp.	8,329	536,971
Banco Latinoamericano de Comercio Exterior SA Series E	15,196	421,841
Banner Corp.	13,133	689,483
BB&T Corp.	75,218	2,904,919
Cardinal Financial Corp.	711	17,491
Centerstate Banks of Florida, Inc.	18,828	300,118
Central Pacific Financial Corp.	1,270	29,515
Chemical Financial Corp.	36,860	1,358,291
Community Trust Bancorp, Inc.	2,212	81,180
Eagle Bancorp, Inc. (a)	778	42,502
Enterprise Financial Services Corp.	1,669	48,902
Fidelity Southern Corp.	21,880	494,926
First Bancorp, North Carolina	13,179	256,859
First Bancorp, Puerto Rico (a)	187,261	702,229
First Busey Corp.	5,732	126,047
First Financial Corp., Indiana	1,145	41,861
First Interstate Bancsystem, Inc.	39,537	1,202,320
First Merchants Corp.	31,955	869,176
First Midwest Bancorp, Inc., Delaware	16,221	316,958
FNB Corp., Pennsylvania	9,065	131,624
Franklin Financial Network, Inc.	1,640	53,300
Fulton Financial Corp.	265,518	3,842,045
German American Bancorp, Inc.	2,282	78,683
Great Southern Bancorp, Inc.	12,181	619,526
Great Western Bancorp, Inc.	58,664	1,772,826
Guaranty Bancorp	18,391	322,210
Hancock Holding Co.	26,221	763,556
Heritage Commerce Corp.	7,407	79,996
Hilltop Holdings, Inc. (a)	107,576	2,400,021
IBERIABANK Corp.	2,059	130,479
International Bancshares Corp.	10,981	335,030
MainSource Financial Group, Inc.	4,230	97,375
Merchants Bancshares, Inc.	18,218	595,546
Opus Bank (b)	23,754	935,433
People's Utah Bancorp	762	12,962
Preferred Bank, Los Angeles	2,385	86,862
PrivateBancorp, Inc.	91,520	4,036,947
Renasant Corp.	8,212	299,984
ServisFirst Bancshares, Inc.	12,297	605,258
Stonegate Bank	1,048	35,443
Talmer Bancorp, Inc. Class A	2,158	39,427
Trico Bancshares	1,018	29,827
Umpqua Holdings Corp.	137,705	2,467,674
United Community Bank, Inc.	6,123	127,848
Univest Corp. of Pennsylvania	2,813	58,735
Washington Trust Bancorp, Inc.	8,795	359,364
WesBanco, Inc.	9,077	307,892
Wilshire Bancorp, Inc.	156,527	1,931,543
Wintrust Financial Corp.	67,306	3,542,315
		36,712,178
Capital Markets - 2.0%
Diamond Hill Investment Group, Inc.	1,650	363,314
Financial Engines, Inc. (b)	101,877	3,670,628
HFF, Inc.	13,846	475,887
Houlihan Lokey	1,787	43,692
INTL FCStone, Inc. (a)	76,288	2,714,327
Investment Technology Group, Inc.	44,218	887,455
KCG Holdings, Inc. Class A (a)	20,693	267,147
Manning & Napier, Inc. Class A	13,428	123,000
Oppenheimer Holdings, Inc. Class A (non-vtg.)	20,460	366,234
Piper Jaffray Companies (a)	67,384	2,731,074
Vector Capital Corp. rights (a)	8,300	0
		11,642,758
Consumer Finance - 1.4%
Credit Acceptance Corp. (a)(b)	12,598	2,524,891
Enova International, Inc. (a)	86,330	649,202
Nelnet, Inc. Class A	88,130	2,908,290
Regional Management Corp. (a)	22,902	359,561
World Acceptance Corp. (a)(b)	43,949	1,895,960
		8,337,904
Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.	54,946	453,854
Marlin Business Services Corp.	34,086	595,823
		1,049,677
Insurance - 4.0%
AMBAC Financial Group, Inc. (a)	5,637	95,153
Amerisafe, Inc.	31,657	1,704,413
EMC Insurance Group	2,665	69,610
Employers Holdings, Inc.	27,604	756,626
Federated National Holding Co.	91,898	2,627,364
HCI Group, Inc.	49,911	1,953,017
Heritage Insurance Holdings, Inc. (a)	135,815	3,050,405
Horace Mann Educators Corp.	69,507	2,427,880
Infinity Property & Casualty Corp.	3,105	265,478
James River Group Holdings Ltd.	12,540	402,534
National General Holdings Corp.	6,743	147,739
Navigators Group, Inc. (a)	9,194	793,074
Primerica, Inc.	3,643	186,667
Safety Insurance Group, Inc.	1,979	110,844
Selective Insurance Group, Inc.	100,367	3,463,665
Stewart Information Services Corp.	920	39,873
Symetra Financial Corp.	5,260	165,585
United Fire Group, Inc.	455	18,214
United Insurance Holdings Corp.	92,845	1,758,484
Universal Insurance Holdings, Inc. (b)	148,853	2,939,847
		22,976,472
Real Estate Investment Trusts - 7.3%
American Capital Mortgage Investment Corp.	26,057	390,594
Anworth Mortgage Asset Corp.	176,891	850,846
Apollo Commercial Real Estate Finance, Inc.	80,985	1,421,287
Apollo Residential Mortgage, Inc.	59,720	775,166
Ashford Hospitality Trust, Inc.	368,275	2,588,973
Capstead Mortgage Corp.	262,137	2,487,680
Coresite Realty Corp.	55,319	3,240,034
EPR Properties	2,714	152,093
Extra Space Storage, Inc.	36,367	3,045,736
First Industrial Realty Trust, Inc.	35,543	812,158
LTC Properties, Inc.	4,059	173,035
Mack-Cali Realty Corp.	7,259	170,587
Medical Properties Trust, Inc.	44,762	537,592
MFA Financial, Inc.	388,479	2,711,583
New Residential Investment Corp.	227,057	2,888,165
Pebblebrook Hotel Trust	10,971	349,426
PS Business Parks, Inc.	20,191	1,785,288
RLJ Lodging Trust	103,240	2,519,056
Ryman Hospitality Properties, Inc.	66,400	3,608,176
Sovran Self Storage, Inc.	39,718	3,991,262
Strategic Hotel & Resorts, Inc. (a)	45,583	645,455
Sunstone Hotel Investors, Inc.	219,187	3,217,665
The GEO Group, Inc.	97,159	2,848,702
Xenia Hotels & Resorts, Inc.	63,636	1,065,903
		42,276,462
Real Estate Management & Development - 0.2%
Marcus & Millichap, Inc. (a)	41,593	1,364,666
RE/MAX Holdings, Inc.	1,530	57,390
		1,422,056
Thrifts & Mortgage Finance - 1.8%
Anchor BanCorp Wisconsin, Inc. (a)	251	10,539
Brookline Bancorp, Inc., Delaware	9,175	107,715
Dime Community Bancshares, Inc.	38,428	711,302
Essent Group Ltd. (a)	46,211	1,142,336
EverBank Financial Corp.	12,721	219,564
Farmer Mac Class C (non-vtg.)	3,327	99,710
First Defiance Financial Corp.	8,997	373,645
Flagstar Bancorp, Inc. (a)	24,479	601,204
Hingham Institution for Savings	689	89,701
Lendingtree, Inc. (a)	9,263	943,714
Northwest Bancshares, Inc.	171,054	2,384,493
Provident Financial Services, Inc.	7,495	156,496
Walker & Dunlop, Inc. (a)	31,179	921,028
Waterstone Financial, Inc.	22,258	308,273
WSFS Financial Corp.	65,840	2,249,094
		10,318,814

TOTAL FINANCIALS		134,736,321

HEALTH CARE - 17.0%
Biotechnology - 4.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	17,840	677,028
Acceleron Pharma, Inc. (a)	193	8,274
Achillion Pharmaceuticals, Inc. (a)(b)	9,215	93,809
Acorda Therapeutics, Inc. (a)	20,906	798,400
Alexion Pharmaceuticals, Inc. (a)	2,737	488,390
AMAG Pharmaceuticals, Inc. (a)(b)	21,127	562,401
Amicus Therapeutics, Inc. (a)	11,522	123,631
Anacor Pharmaceuticals, Inc. (a)	15,281	1,783,751
ARIAD Pharmaceuticals, Inc. (a)	8,774	56,241
Array BioPharma, Inc. (a)	110,502	437,588
Atara Biotherapeutics, Inc. (a)(b)	9,669	379,992
Axovant Sciences Ltd. (a)(b)	1,283	24,351
Celldex Therapeutics, Inc. (a)(b)	15,155	272,942
Cepheid, Inc. (a)(b)	30,743	1,104,903
Chimerix, Inc. (a)	7,536	304,454
Concert Pharmaceuticals, Inc. (a)	18,550	425,352
Cytokinetics, Inc. (a)(b)	50,789	600,326
Dyax Corp. (a)	29,085	979,001
Dynavax Technologies Corp. (a)	815	22,730
Eagle Pharmaceuticals, Inc. (a)(b)	7,128	653,210
Emergent BioSolutions, Inc. (a)(b)	17,920	675,046
Enanta Pharmaceuticals, Inc. (a)(b)	10,004	315,126
Exelixis, Inc. (a)(b)	20,271	115,950
FibroGen, Inc.	24,967	742,519
Five Prime Therapeutics, Inc. (a)	14,808	569,368
Halozyme Therapeutics, Inc. (a)	17,616	313,565
ImmunoGen, Inc. (a)	6,693	90,824
Insmed, Inc. (a)	2,767	45,130
Insys Therapeutics, Inc. (a)(b)	18,684	595,272
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	16,808	205,058
Kite Pharma, Inc. (a)(b)	5,798	477,581
Lexicon Pharmaceuticals, Inc. (a)(b)	5,087	69,997
Ligand Pharmaceuticals, Inc. Class B (a)(b)	8,586	919,389
Macrogenics, Inc. (a)	1,844	63,766
Merrimack Pharmaceuticals, Inc. (a)(b)	37,621	354,014
MiMedx Group, Inc. (a)(b)	71,749	642,871
Mirati Therapeutics, Inc. (a)	2,941	111,846
Momenta Pharmaceuticals, Inc. (a)	3,635	64,921
Myriad Genetics, Inc. (a)(b)	28,182	1,225,917
Neurocrine Biosciences, Inc. (a)	21,845	1,187,713
NewLink Genetics Corp. (a)(b)	14,448	528,797
Novavax, Inc. (a)(b)	48,108	411,804
Ophthotech Corp. (a)(b)	11,959	760,234
PDL BioPharma, Inc.	124,056	469,552
Pfenex, Inc. (a)	19,651	303,018
Portola Pharmaceuticals, Inc. (a)(b)	16,063	796,885
Progenics Pharmaceuticals, Inc. (a)	33,679	226,323
Prothena Corp. PLC (a)	6,480	457,099
PTC Therapeutics, Inc. (a)(b)	1,139	34,216
Radius Health, Inc. (a)	1,638	99,607
Repligen Corp. (a)(b)	21,961	624,351
Retrophin, Inc. (a)	25,850	577,748
Rigel Pharmaceuticals, Inc. (a)	13,274	43,539
Sarepta Therapeutics, Inc. (a)	6,612	243,057
Spectrum Pharmaceuticals, Inc. (a)	25,196	151,176
TESARO, Inc. (a)	1,761	89,881
Tobira Therapeutics, Inc. (a)(b)	6,500	87,100
Trevena, Inc. (a)	35,696	449,413
Ultragenyx Pharmaceutical, Inc. (a)	14,321	1,408,041
Vanda Pharmaceuticals, Inc. (a)(b)	36,546	360,344
ZIOPHARM Oncology, Inc. (a)(b)	14,852	194,264
		26,899,096
Health Care Equipment & Supplies - 4.5%
Abiomed, Inc. (a)	25,061	2,044,226
Atrion Corp.	156	65,660
Cantel Medical Corp.	52,839	3,425,552
Cryolife, Inc.	9,591	104,158
Exactech, Inc. (a)	11,862	207,941
Globus Medical, Inc. (a)	12,456	337,931
Greatbatch, Inc. (a)	55,218	3,204,853
ICU Medical, Inc. (a)	4,532	514,110
Inogen, Inc. (a)(b)	22,870	874,778
LivaNova PLC (a)	53,727	3,215,561
Masimo Corp. (a)	79,771	3,308,901
Meridian Bioscience, Inc.	39,713	777,183
Merit Medical Systems, Inc. (a)	88,083	1,706,168
Natus Medical, Inc. (a)	50,078	2,442,805
NuVasive, Inc. (a)	18,607	970,169
Steris PLC (b)	27,302	2,085,327
SurModics, Inc. (a)	33,489	705,278
Symmetry Surgical, Inc. (a)	9,315	84,767
Vascular Solutions, Inc. (a)	3,690	131,143
		26,206,511
Health Care Providers & Services - 5.5%
Air Methods Corp. (a)	9,372	409,556
Alliance Healthcare Services, Inc. (a)	60,188	542,294
AMN Healthcare Services, Inc. (a)	2,113	62,334
AmSurg Corp. (a)	394	33,120
Centene Corp. (a)	48,829	2,819,875
Chemed Corp.	23,975	3,703,898
Corvel Corp. (a)	18,292	708,815
Hanger, Inc. (a)(b)	2,224	34,628
HealthSouth Corp.	84,342	2,967,995
LHC Group, Inc. (a)	1,185	55,162
Magellan Health Services, Inc. (a)	62,499	3,290,572
Molina Healthcare, Inc. (a)(b)	58,700	3,537,262
National Healthcare Corp.	11,348	784,147
Owens & Minor, Inc.	29,516	1,136,661
PharMerica Corp. (a)	26,705	908,504
Providence Service Corp. (a)	6,814	329,934
Select Medical Holdings Corp. (b)	218,623	2,638,780
Surgical Care Affiliates, Inc. (a)	57,292	2,129,544
Team Health Holdings, Inc. (a)	26,024	1,434,963
Triple-S Management Corp. (a)(b)	47,344	1,251,775
Wellcare Health Plans, Inc. (a)	40,161	3,312,479
		32,092,298
Health Care Technology - 0.9%
Computer Programs & Systems, Inc.	1,469	71,570
HMS Holdings Corp. (a)	50,401	611,364
MedAssets, Inc. (a)	171	5,152
Omnicell, Inc. (a)	60,649	1,829,174
Quality Systems, Inc.	175,585	2,853,256
		5,370,516
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)(b)	11,996	113,602
Cambrex Corp. (a)	15,558	834,376
INC Research Holdings, Inc. Class A	11,311	535,010
Luminex Corp. (a)(b)	24,901	535,870
PAREXEL International Corp. (a)	21,728	1,474,245
PRA Health Sciences, Inc.	129	5,841
		3,498,944
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	16,227	451,922
Cempra, Inc. (a)	66	2,106
DepoMed, Inc. (a)	4,188	81,415
Impax Laboratories, Inc. (a)(b)	16,093	709,058
Intra-Cellular Therapies, Inc. (a)	416	22,185
Lannett Co., Inc. (a)(b)	16,222	599,565
Nektar Therapeutics (a)(b)	22,800	357,048
Pacira Pharmaceuticals, Inc. (a)(b)	7,111	460,437
Prestige Brands Holdings, Inc. (a)	21,887	1,113,829
Sucampo Pharmaceuticals, Inc. Class A (a)	24,079	412,955
Supernus Pharmaceuticals, Inc. (a)(b)	17,633	284,949
The Medicines Company (a)(b)	14,134	593,769
TherapeuticsMD, Inc. (a)	1,077	8,088
		5,097,326

TOTAL HEALTH CARE		99,164,691

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
Astronics Corp. (a)	71,722	2,774,924
Astronics Corp. Class B	8,594	332,330
Curtiss-Wright Corp.	46,468	3,271,812
Ducommun, Inc. (a)	901	15,083
Moog, Inc. Class A (a)	55,064	3,638,078
Teledyne Technologies, Inc. (a)	19,998	1,850,015
		11,882,242
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)(b)	70,045	2,894,259
Airlines - 1.3%
Hawaiian Holdings, Inc. (a)	93,760	3,394,112
JetBlue Airways Corp. (a)	109,384	2,706,160
SkyWest, Inc.	55,550	1,144,886
		7,245,158
Building Products - 0.4%
American Woodmark Corp. (a)	17,890	1,467,159
Universal Forest Products, Inc.	10,464	808,449
		2,275,608
Commercial Services & Supplies - 2.1%
ACCO Brands Corp. (a)(b)	107,730	831,676
ARC Document Solutions, Inc. (a)	28,121	142,292
Deluxe Corp.	64,193	3,764,919
Ennis, Inc.	18,491	369,635
G&K Services, Inc. Class A	9,488	632,565
Herman Miller, Inc.	44,671	1,416,517
HNI Corp.	2,215	98,036
Kimball International, Inc. Class B	145,443	1,799,130
Steelcase, Inc. Class A	14,955	299,100
UniFirst Corp.	23,469	2,548,264
West Corp.	13,315	339,533
		12,241,667
Construction & Engineering - 0.5%
Argan, Inc.	78,918	3,102,267
Electrical Equipment - 0.0%
Allied Motion Technologies, Inc.	3,965	94,684
LSI Industries, Inc.	2,801	33,108
		127,792
Machinery - 1.4%
Alamo Group, Inc.	14,302	817,788
Federal Signal Corp.	36,149	609,472
FreightCar America, Inc.	2,629	63,753
Global Brass & Copper Holdings, Inc.	21,084	490,414
Hurco Companies, Inc.	15,053	401,162
Hyster-Yale Materials Handling Class A	26,000	1,503,580
Kadant, Inc.	24,355	1,054,815
Wabash National Corp. (a)(b)	249,590	3,237,182
		8,178,166
Marine - 0.6%
Matson, Inc.	71,312	3,687,544
Professional Services - 1.8%
CRA International, Inc. (a)	2,760	62,983
Insperity, Inc.	67,666	2,920,465
Korn/Ferry International	90,334	3,324,291
Resources Connection, Inc.	101,423	1,850,970
RPX Corp. (a)	154,889	2,148,310
		10,307,019
Road & Rail - 0.3%
ArcBest Corp.	78,675	1,894,494

TOTAL INDUSTRIALS		63,836,216

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.7%
Bel Fuse, Inc. Class B (non-vtg.)	1,928	39,948
Black Box Corp.	33,751	381,724
Ciena Corp. (a)(b)	42,307	1,059,367
Communications Systems, Inc.	7,450	58,632
Comtech Telecommunications Corp.	12,094	266,431
Digi International, Inc. (a)	6,346	79,388
InterDigital, Inc.	35,197	1,854,530
NETGEAR, Inc. (a)	41,574	1,833,829
Plantronics, Inc.	14,735	779,629
Polycom, Inc. (a)	260,628	3,552,360
ShoreTel, Inc. (a)	21,875	224,438
		10,130,276
Electronic Equipment & Components - 4.7%
Anixter International, Inc. (a)	1,993	135,843
Benchmark Electronics, Inc. (a)	153,461	3,293,273
Coherent, Inc. (a)	24,857	1,688,287
CTS Corp.	1,559	29,590
Daktronics, Inc.	15,634	135,547
ePlus, Inc. (a)	10,144	894,599
Insight Enterprises, Inc. (a)	5,742	153,771
KEMET Corp. (a)	9,724	27,519
Kimball Electronics, Inc. (a)	114,365	1,310,623
Mercury Systems, Inc. (a)	11,273	220,725
Methode Electronics, Inc. Class A	97,212	3,507,409
Multi-Fineline Electronix, Inc. (a)	38,159	941,764
Newport Corp. (a)	46,694	774,653
PC Connection, Inc.	6,177	137,871
Plexus Corp. (a)	19,011	707,209
Rofin-Sinar Technologies, Inc. (a)(b)	12,766	366,895
Sanmina Corp. (a)	151,738	3,439,900
ScanSource, Inc. (a)	60,610	2,328,636
SYNNEX Corp.	40,176	3,787,392
Tech Data Corp. (a)(b)	51,411	3,477,954
		27,359,460
Internet Software & Services - 0.7%
Constant Contact, Inc. (a)	8,398	262,773
EarthLink Holdings Corp.	48,709	447,636
Global Sources Ltd. (a)(b)	57,052	513,468
RetailMeNot, Inc. (a)	130,585	1,274,510
United Online, Inc. (a)	110,875	1,275,063
		3,773,450
IT Services - 3.7%
Blackhawk Network Holdings, Inc. (a)	9,231	437,088
CACI International, Inc. Class A (a)	1,925	193,001
Cardtronics, Inc. (a)(b)	43,630	1,640,924
Computer Task Group, Inc.	16,722	112,539
Convergys Corp.	31,472	810,719
CSG Systems International, Inc.	93,047	3,324,569
ExlService Holdings, Inc. (a)	15,242	712,868
Hackett Group, Inc.	4,404	83,412
Higher One Holdings, Inc. (a)	65,500	207,635
Jack Henry & Associates, Inc.	35,466	2,815,291
Maximus, Inc.	63,753	3,617,983
NCI, Inc. Class A	16,066	265,250
Neustar, Inc. Class A (a)(b)	135,891	3,424,453
Science Applications International Corp.	10,519	528,475
Sykes Enterprises, Inc. (a)	47,926	1,525,005
Syntel, Inc. (a)	33,323	1,613,833
		21,313,045
Semiconductors & Semiconductor Equipment - 3.4%
Cabot Microelectronics Corp. (a)	63,792	2,676,712
Cirrus Logic, Inc. (a)	115,198	3,808,446
Fairchild Semiconductor International, Inc. (a)	7,773	151,884
Integrated Device Technology, Inc. (a)(b)	156,194	4,379,680
IXYS Corp.	54,378	692,232
Microsemi Corp. (a)	27,539	991,679
MKS Instruments, Inc.	52,905	1,950,607
NeoPhotonics Corp. (a)	39,677	411,847
PDF Solutions, Inc. (a)	7,242	80,748
Photronics, Inc. (a)	51,136	560,962
PMC-Sierra, Inc. (a)	7,187	85,022
Sigma Designs, Inc. (a)	51,583	447,998
Synaptics, Inc. (a)	4,907	440,501
Tessera Technologies, Inc.	102,985	3,280,072
		19,958,390
Software - 2.1%
Aspen Technology, Inc. (a)	94,452	4,151,165
AVG Technologies NV (a)	50,749	1,070,296
Fleetmatics Group PLC (a)	4,956	295,873
MicroStrategy, Inc. Class A (a)	9,414	1,632,105
Monotype Imaging Holdings, Inc.	29,600	782,328
Pegasystems, Inc.	36,476	1,077,501
Progress Software Corp. (a)	66,185	1,587,778
QAD, Inc.:
Class A	3,408	79,100
Class B	4,123	83,161
Qualys, Inc. (a)(b)	37,237	1,432,135
Zix Corp. (a)	13,561	76,077
		12,267,519
Technology Hardware, Storage & Peripherals - 0.9%
QLogic Corp. (a)	255,673	3,298,182
Super Micro Computer, Inc. (a)(b)	88,159	2,165,185
		5,463,367

TOTAL INFORMATION TECHNOLOGY		100,265,507

MATERIALS - 2.7%
Chemicals - 1.0%
Chemtura Corp. (a)	12,689	389,806
FutureFuel Corp.	149,986	2,147,800
Innophos Holdings, Inc.	5,042	149,848
Innospec, Inc.	9,536	556,902
KMG Chemicals, Inc.	764	15,074
Kraton Performance Polymers, Inc. (a)	16,277	362,163
Minerals Technologies, Inc.	32,878	2,023,312
Stepan Co.	1,434	74,654
		5,719,559
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	2,231	115,588
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	18,582	1,694,307
Berry Plastics Group, Inc. (a)	119,962	4,361,818
		6,056,125
Metals & Mining - 0.1%
Commercial Metals Co.	22,258	329,196
Paper & Forest Products - 0.6%
P.H. Glatfelter Co.	5,476	97,418
Schweitzer-Mauduit International, Inc.	83,262	3,482,017
		3,579,435

TOTAL MATERIALS		15,799,903

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	16,863	1,326,612
IDT Corp. Class B	81,156	1,013,638
Inteliquent, Inc.	147,764	2,838,546
Vonage Holdings Corp. (a)	207,208	1,336,492
		6,515,288
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	10,186	491,780
Spok Holdings, Inc.	9,609	177,478
		669,258

TOTAL TELECOMMUNICATION SERVICES		7,184,546

UTILITIES - 1.7%
Electric Utilities - 0.4%
Allete, Inc.	7,306	372,241
Cleco Corp.	7,302	365,903
IDACORP, Inc.	14,346	976,102
Portland General Electric Co.	5,798	214,062
UIL Holdings Corp.	1,466	74,546
		2,002,854
Gas Utilities - 0.5%
Laclede Group, Inc.	1,224	71,433
New Jersey Resources Corp.	29,563	888,368
ONE Gas, Inc.	27,131	1,322,636
Piedmont Natural Gas Co., Inc.	15,047	874,983
		3,157,420
Independent Power and Renewable Electricity Producers - 0.2%
Black Hills Corp. (b)	6,016	258,207
Talen Energy Corp. (a)	89,982	700,960
		959,167
Water Utilities - 0.6%
American States Water Co.	79,914	3,342,803
Artesian Resources Corp. Class A	1,100	28,831
Middlesex Water Co.	4,952	126,920
		3,498,554

TOTAL UTILITIES		9,617,995

TOTAL COMMON STOCKS
(Cost $505,910,794)		558,545,487

Money Market Funds - 17.6%
Dreyfus Cash Management Institutional Shares, 0.10% (c)	21,158,240	21,158,237
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	81,647,877	81,647,877
TOTAL MONEY MARKET FUNDS
(Cost $102,806,118)		102,806,114
TOTAL INVESTMENT PORTFOLIO - 113.6%
(Cost $608,716,912)		661,351,601
NET OTHER ASSETS (LIABILITIES) - (13.6)%		(79,410,417)
NET ASSETS - 100%		$581,941,184

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
193 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	23,080,870	$786,455

The face value of futures purchased as a percentage of Net Assets is 4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$483,600
Total	$483,600

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $611,509,992. Net unrealized appreciation aggregated $49,841,609, of which $83,454,364 related to appreciated investment securities and $33,612,755 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

November 30, 2015

IEI-QTLY-0116
1.870941.107

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 6.3%
Amcor Ltd.	53,869	$526,713
Australia & New Zealand Banking Group Ltd.	74,977	1,471,396
Commonwealth Bank of Australia	6,952	399,349
CSL Ltd.	16,517	1,195,823
Flight Centre Travel Group Ltd.	4,104	106,789
Goodman Group unit	109,240	483,494
Harvey Norman Holdings Ltd.	218,205	643,848
Mirvac Group unit	104,461	140,894
Newcrest Mining Ltd. (a)	15,118	119,283
Qantas Airways Ltd.	290,831	765,597
Sonic Healthcare Ltd.	45,582	670,176
The Star Entertainment Group Ltd.	19,062	66,447
Telstra Corp. Ltd.	225,266	870,992
The GPT Group unit	88,094	294,338
Westpac Banking Corp.	44,440	1,030,694
Woodside Petroleum Ltd.	34,983	761,774
Woolworths Ltd.	6,274	107,399

TOTAL AUSTRALIA		9,655,006

Bailiwick of Jersey - 0.6%
WPP PLC	39,224	906,495
Belgium - 1.2%
Ageas	725	31,716
Anheuser-Busch InBev SA NV	11,199	1,439,817
Belgacom SA	4,072	134,511
Groupe Bruxelles Lambert SA	1,295	106,407
Solvay SA Class A	1,230	141,717

TOTAL BELGIUM		1,854,168

Bermuda - 0.5%
Kerry Properties Ltd.	202,500	570,665
Yue Yuen Industrial (Holdings) Ltd.	56,500	205,131

TOTAL BERMUDA		775,796

Cayman Islands - 0.6%
CK Hutchison Holdings Ltd.	73,024	957,837
Denmark - 2.6%
A.P. Moller - Maersk A/S Series B	626	955,705
Novo Nordisk A/S Series B	37,212	2,046,884
Vestas Wind Systems A/S	14,932	974,242

TOTAL DENMARK		3,976,831

Finland - 0.8%
Fortum Corp.	22,219	324,431
Nokia Corp.	9,543	68,824
Orion Oyj (B Shares)	20,944	699,478
Sampo Oyj (A Shares)	987	48,929

TOTAL FINLAND		1,141,662

France - 8.5%
AXA SA	29,981	810,110
BNP Paribas SA	8,825	523,173
Christian Dior SA	4,487	821,096
CNP Assurances	2,436	33,922
Credit Agricole SA	43,080	519,795
EDF SA	46,641	695,074
Engie	29,866	520,341
Eurazeo SA	3,695	248,408
L'Oreal SA	6,635	1,174,911
LVMH Moet Hennessy - Louis Vuitton SA	2,013	337,203
Orange SA	56,168	969,721
Peugeot Citroen SA (a)	47,884	855,508
Renault SA	9,976	1,006,689
Safran SA	4,741	347,514
Sanofi SA	20,689	1,838,721
Total SA	18,098	896,184
Unibail-Rodamco	1,716	440,793
Valeo SA	2,513	389,106
VINCI SA	9,997	650,217

TOTAL FRANCE		13,078,486

Germany - 7.4%
Allianz SE	6,295	1,112,268
BASF AG	17,806	1,473,805
Bayer AG	4,197	557,839
Commerzbank AG (a)	30,938	340,604
Continental AG	3,333	805,363
Daimler AG (Germany)	9,488	849,380
Deutsche Bank AG	23,255	597,176
Deutsche Boerse AG	4,731	405,209
Deutsche Lufthansa AG (a)	20,057	287,459
Deutsche Post AG	3,959	115,285
Deutsche Telekom AG	11,294	208,157
Fresenius SE & Co. KGaA	5,842	428,194
Hannover Reuck SE	357	41,774
Merck KGaA	1,229	125,877
Metro AG	12,571	419,176
Muenchener Rueckversicherungs AG	3,071	617,527
ProSiebenSat.1 Media AG	16,531	868,052
RWE AG	46,643	533,232
SAP AG	2,316	182,894
Siemens AG	13,865	1,440,290

TOTAL GERMANY		11,409,561

Hong Kong - 2.7%
AIA Group Ltd.	25,600	152,871
Hang Lung Properties Ltd.	189,000	442,673
Hysan Development Co. Ltd.	106,005	447,757
Link (REIT)	151,000	918,256
New World Development Co. Ltd.	36,000	35,845
PCCW Ltd.	382,000	231,069
Sino Land Ltd.	238,111	353,169
Sun Hung Kai Properties Ltd.	24,000	294,991
Wharf Holdings Ltd.	90,000	516,544
Wheelock and Co. Ltd.	170,000	734,512

TOTAL HONG KONG		4,127,687

Isle of Man - 0.0%
Genting Singapore PLC	29,400	15,841
Italy - 2.0%
Assicurazioni Generali SpA	25,611	487,067
Atlantia SpA	33,604	887,608
Enel SpA	191,885	846,220
Intesa Sanpaolo SpA	201,776	692,430
Terna SpA	10,522	51,805
Unipolsai SpA	53,458	137,927

TOTAL ITALY		3,103,057

Japan - 23.0%
Asahi Kasei Corp.	137,000	937,187
Astellas Pharma, Inc.	65,900	927,479
Brother Industries Ltd.	19,500	233,335
Canon, Inc.	34,000	1,027,446
Central Japan Railway Co.	5,900	1,053,708
Citizen Holdings Co. Ltd.	1,300	9,610
Dai-ichi Mutual Life Insurance Co.	7,300	126,312
Dainippon Sumitomo Pharma Co. Ltd.	5,800	69,779
Fuji Heavy Industries Ltd.	25,400	1,049,839
Fujifilm Holdings Corp.	10,400	421,238
Fujitsu Ltd.	175,000	883,672
Hitachi High-Technologies Corp.	26,500	730,849
Hoya Corp.	23,400	948,546
Iida Group Holdings Co. Ltd.	41,400	805,131
Itochu Corp.	77,900	950,494
Japan Tobacco, Inc.	6,300	225,695
JSR Corp.	16,400	258,190
JTEKT Corp.	14,100	260,695
Kao Corp.	19,700	1,009,965
KDDI Corp.	46,100	1,143,492
Konica Minolta, Inc.	62,300	654,884
Medipal Holdings Corp.	31,900	558,963
Mitsubishi Chemical Holdings Corp.	132,400	867,645
Mitsubishi Electric Corp.	90,000	996,507
Mitsubishi Motors Corp. of Japan	15,300	136,221
Mitsubishi Tanabe Pharma Corp.	42,300	739,133
Mitsubishi UFJ Financial Group, Inc.	168,500	1,082,642
Mitsui Chemicals, Inc.	3,000	12,502
Mizuho Financial Group, Inc.	638,900	1,290,109
MS&AD Insurance Group Holdings, Inc.	10,000	282,047
Murata Manufacturing Co. Ltd.	7,100	1,101,625
Nexon Co. Ltd.	18,200	288,746
Nippon Steel & Sumitomo Metal Corp.	14,100	283,203
Nippon Telegraph & Telephone Corp.	28,300	1,050,463
NKSJ Holdings, Inc.	27,000	832,372
Nomura Holdings, Inc.	145,900	862,411
Nomura Real Estate Holdings, Inc.	10,400	203,691
NTT DOCOMO, Inc.	43,900	830,271
Oracle Corp. Japan	1,300	63,363
ORIX Corp.	65,900	951,026
Panasonic Corp.	66,000	746,429
Resona Holdings, Inc.	133,600	652,046
ROHM Co. Ltd.	10,000	537,774
Sekisui Chemical Co. Ltd.	52,200	622,075
Sekisui House Ltd.	24,800	419,344
Sumitomo Chemical Co. Ltd.	151,000	866,011
Sumitomo Heavy Industries Ltd.	110,000	521,852
Sumitomo Mitsui Financial Group, Inc.	33,400	1,274,843
TDK Corp.	5,200	373,842
Teijin Ltd.	233,000	829,033
Tokyo Electric Power Co., Inc. (a)	131,100	803,001
Tokyo Electron Ltd.	3,100	206,321
Toyota Motor Corp.	21,000	1,306,958

TOTAL JAPAN		35,320,015

Luxembourg - 0.1%
Subsea 7 SA (a)	18,219	144,967
Netherlands - 4.7%
AEGON NV	11,590	70,687
Airbus Group NV	17,598	1,270,354
Fiat Chrysler Automobiles NV (a)	63,105	901,427
Heineken Holding NV	10,801	849,722
Heineken NV (Bearer)	3,531	313,062
ING Groep NV (Certificaten Van Aandelen)	31,191	428,248
Koninklijke Ahold NV	30,433	662,051
Koninklijke Boskalis Westminster NV	7,063	314,317
NN Group NV	9,575	327,065
STMicroelectronics NV	38,515	279,935
Unilever NV (Certificaten Van Aandelen) (Bearer)	35,331	1,550,085
Wolters Kluwer NV	7,021	242,607

TOTAL NETHERLANDS		7,209,560

Norway - 0.6%
DNB ASA	2,411	31,738
Norsk Hydro ASA	39,074	150,877
Telenor ASA	44,207	770,649
Yara International ASA	450	20,831

TOTAL NORWAY		974,095

Portugal - 0.3%
Energias de Portugal SA	124,473	414,920
Singapore - 1.2%
United Overseas Bank Ltd.	31,900	438,511
Wilmar International Ltd.	367,000	744,121
Yangzijiang Shipbuilding Holdings Ltd.	903,900	704,895

TOTAL SINGAPORE		1,887,527

Spain - 2.2%
Banco Santander SA (Spain)	210,946	1,147,981
Endesa SA	36,660	758,395
Gas Natural SDG SA	15,628	338,078
Inditex SA	26,130	938,496
International Consolidated Airlines Group SA	17,737	151,176

TOTAL SPAIN		3,334,126

Sweden - 2.8%
H&M Hennes & Mauritz AB (B Shares)	7,519	278,437
Industrivarden AB (C Shares)	8,033	143,864
Investor AB (B Shares)	11,419	435,194
Nordea Bank AB	35,471	393,069
Skandinaviska Enskilda Banken AB (A Shares)	32,533	345,965
Skanska AB (B Shares)	41,650	829,008
Svenska Handelsbanken AB (A Shares)	3,030	40,733
Swedbank AB (A Shares)	1,523	33,737
Swedish Match Co. AB	9,087	313,499
Telefonaktiebolaget LM Ericsson (B Shares)	95,095	923,080
TeliaSonera AB	126,668	622,532

TOTAL SWEDEN		4,359,118

Switzerland - 9.2%
ABB Ltd. (Reg.)	53,106	1,005,416
Actelion Ltd.	122	17,135
Adecco SA (Reg.)	7,882	539,333
Coca-Cola HBC AG	15,798	383,311
Compagnie Financiere Richemont SA Series A	2,185	163,264
Credit Suisse Group AG	18,759	403,132
Credit Suisse Group AG rights 12/3/15	18,759	11,487
Lonza Group AG	68	10,747
Nestle SA	36,311	2,691,345
Novartis AG	33,609	2,867,258
Partners Group Holding AG	618	223,149
Roche Holding AG (participation certificate)	11,175	2,993,348
Swatch Group AG (Bearer)	1,332	467,044
Swiss Re Ltd.	12,158	1,158,664
UBS Group AG	52,505	1,007,896
Zurich Insurance Group AG	941	247,666

TOTAL SWITZERLAND		14,190,195

United Kingdom - 18.7%
3i Group PLC	19,687	148,994
Admiral Group PLC	8,766	214,012
AstraZeneca PLC:
(United Kingdom)	1,546	104,902
sponsored ADR (b)	29,344	999,163
Aviva PLC	17,064	131,455
Barclays PLC	246,621	829,270
Barratt Developments PLC	60,814	550,468
BG Group PLC	31,354	485,675
BP PLC	90,355	522,201
British American Tobacco PLC (United Kingdom)	9,459	550,467
British Land Co. PLC	27,829	349,557
BT Group PLC	205,687	1,534,849
Carnival PLC	15,928	829,502
Diageo PLC	3,769	108,100
Direct Line Insurance Group PLC	52,476	325,462
easyJet PLC	18,054	449,469
GlaxoSmithKline PLC	1,351	27,457
GlaxoSmithKline PLC sponsored ADR(b)	43,131	1,747,237
Hammerson PLC	31,921	293,505
HSBC Holdings PLC:
(United Kingdom)	37,958	302,863
sponsored ADR (b)	43,160	1,722,084
Imperial Tobacco Group PLC	24,992	1,350,539
ITV PLC	227,548	928,744
J Sainsbury PLC	57,961	221,555
Kingfisher PLC	158,177	841,077
Land Securities Group PLC	20,051	371,747
Legal & General Group PLC	6,906	28,239
Lloyds Banking Group PLC	861,798	946,369
Marks & Spencer Group PLC	110,792	837,766
Meggitt PLC	21,512	125,453
Mondi PLC	19,473	452,829
National Grid PLC	92,659	1,291,988
Next PLC	3,183	379,678
Old Mutual PLC	5,837	18,373
Persimmon PLC	30,036	866,293
Prudential PLC	13,639	316,176
Rio Tinto PLC	27,311	904,289
Royal Dutch Shell PLC:
Class A (United Kingdom)	55,104	1,367,432
Class B (United Kingdom)	28,956	720,349
Royal Mail PLC	103,060	754,518
SABMiller PLC	9,024	547,923
Segro PLC	20,120	133,696
Sports Direct International PLC (a)	7,272	80,062
Standard Chartered PLC:
rights 12/10/15 (a)	2,995	4,105
(United Kingdom)	10,483	87,973
Tate & Lyle PLC	13,591	120,769
Unilever PLC	30,165	1,287,596
Vodafone Group PLC	310,132	1,043,701
William Hill PLC	76,761	413,420

TOTAL UNITED KINGDOM		28,669,351

TOTAL COMMON STOCKS
(Cost $148,214,283)		147,506,301

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA	6,459	733,608
Volkswagen AG	6,214	861,303

TOTAL NONCONVERTIBLE PREFERRED STOCKS

(Cost $1,662,482)		1,594,911

Money Market Funds - 5.1%
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,372,863	3,372,866
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	4,499,925	4,499,925
TOTAL MONEY MARKET FUNDS
(Cost $7,872,784)		7,872,791
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $157,749,549)		156,974,003
NET OTHER ASSETS (LIABILITIES) - (2.2)%(f)		(3,335,395)
NET ASSETS - 100%		$153,638,608

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2015	4,272,800	$74,979

The face value of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $179,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$6,306

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$22,542,533	$14,028,559	$8,513,974	$--
Consumer Staples	16,804,716	10,414,329	6,390,387	--
Energy	4,898,582	906,741	3,991,841	--
Financials	36,152,848	21,318,514	14,834,334	--
Health Care	19,574,139	7,782,057	11,792,082	--
Industrials	17,308,949	13,004,637	4,304,312	--
Information Technology	7,987,438	5,298,938	2,688,500	--
Materials	7,844,115	6,788,949	1,055,166	--
Telecommunication Services	9,410,407	1,136,229	8,274,178	--
Utilities	6,577,485	6,044,253	533,232	--
Money Market Funds	7,872,791	7,872,791	--	--
Total Investments in Securities:	$156,974,003	$94,595,997	$62,378,006	$--
Derivative Instruments:
Assets
Futures Contracts	$74,979	$74,979	$--	$--
Total Assets	$74,979	$74,979	$--	$--
Total Derivative Instruments:	$74,979	$74,979	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$6,234,735
Level 2 to Level 1	$1,229,185

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $158,325,938 Net unrealized depreciation aggregated $1,351,935, of which $9,172,909 related to appreciated investment securities and $10,524,844 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

November 30, 2015

GEI-QTLY-0116
1.859523.108

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 1.3%
Delphi Automotive PLC	9,204	$808,848
Gentex Corp.	143,931	2,408,685
Lear Corp.	20,478	2,578,180
The Goodyear Tire & Rubber Co.	11,484	400,562
		6,196,275
Automobiles - 0.3%
Ford Motor Co.	31,850	456,411
Thor Industries, Inc.	14,456	837,292
		1,293,703
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	28,314	1,061,209
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	2,696	122,992
Carnival Corp. unit	10,088	509,747
Jack in the Box, Inc.	14,959	1,109,060
McDonald's Corp.	21,532	2,458,093
Starbucks Corp.	29,706	1,823,651
Starwood Hotels & Resorts Worldwide, Inc.	974	69,972
		6,093,515
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (a)	19,714	13,105,867
Expedia, Inc.	21,629	2,662,746
Priceline Group, Inc. (a)	454	566,978
		16,335,591
Leisure Products - 0.5%
Brunswick Corp.	10,207	537,194
Polaris Industries, Inc.	17,018	1,794,208
		2,331,402
Media - 5.5%
Comcast Corp. Class A	117,767	7,167,300
Discovery Communications, Inc. Class C (non-vtg.) (a)	23,176	685,546
MSG Network, Inc. Class A (a)(b)	99,550	1,969,099
Scripps Networks Interactive, Inc. Class A	43,824	2,489,203
The Walt Disney Co.	52,014	5,902,029
Time Warner Cable, Inc.	8,361	1,544,862
Twenty-First Century Fox, Inc. Class A	80,559	2,377,296
Viacom, Inc. Class B (non-vtg.)	59,710	2,972,961
		25,108,296
Multiline Retail - 0.7%
Kohl's Corp.	19,630	925,162
Target Corp.	31,030	2,249,675
		3,174,837
Specialty Retail - 5.2%
American Eagle Outfitters, Inc. (b)	54,084	842,088
Bed Bath & Beyond, Inc. (a)	8,476	462,112
Best Buy Co., Inc.	57,598	1,830,464
Dick's Sporting Goods, Inc.	45,728	1,784,764
DSW, Inc. Class A	10,891	250,057
Foot Locker, Inc.	23,610	1,534,650
Gap, Inc. (b)	64,426	1,722,107
GNC Holdings, Inc.	79,621	2,373,502
Home Depot, Inc.	68,601	9,184,302
Lowe's Companies, Inc.	47,294	3,622,720
Penske Automotive Group, Inc.	4,985	232,600
		23,839,366
Textiles, Apparel & Luxury Goods - 2.2%
Fossil Group, Inc. (a)(b)	36,048	1,386,767
Michael Kors Holdings Ltd. (a)	65,327	2,810,368
NIKE, Inc. Class B	44,482	5,884,079
		10,081,214

TOTAL CONSUMER DISCRETIONARY		95,515,408

CONSUMER STAPLES - 9.2%
Beverages - 3.5%
Dr. Pepper Snapple Group, Inc.	26,478	2,376,401
PepsiCo, Inc.	84,873	8,500,880
The Coca-Cola Co.	119,403	5,088,956
		15,966,237
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	3,099	500,241
CVS Health Corp.	31,392	2,953,673
Wal-Mart Stores, Inc.	38,570	2,269,459
		5,723,373
Food Products - 1.7%
Archer Daniels Midland Co.	30,962	1,129,803
Campbell Soup Co.	48,683	2,543,200
Keurig Green Mountain, Inc. (b)	11,426	598,722
Pilgrim's Pride Corp. (b)	81,572	1,756,245
Sanderson Farms, Inc. (b)	7,247	542,148
Tyson Foods, Inc. Class A	21,706	1,085,300
		7,655,418
Household Products - 1.1%
Clorox Co.	23,059	2,866,234
Colgate-Palmolive Co.	402	26,403
Procter & Gamble Co.	29,783	2,228,960
		5,121,597
Tobacco - 1.7%
Altria Group, Inc.	117,881	6,789,946
Philip Morris International, Inc.	10,554	922,314
		7,712,260

TOTAL CONSUMER STAPLES		42,178,885

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Dril-Quip, Inc. (a)	22,308	1,407,858
Oil, Gas & Consumable Fuels - 2.1%
HollyFrontier Corp.	17,807	856,161
Marathon Petroleum Corp.	21,772	1,271,703
Tesoro Corp.	20,847	2,400,949
The Williams Companies, Inc.	19,228	702,976
Valero Energy Corp.	34,477	2,477,517
Western Refining, Inc.	48,565	2,198,052
		9,907,358

TOTAL ENERGY		11,315,216

FINANCIALS - 5.4%
Capital Markets - 1.2%
T. Rowe Price Group, Inc.	37,963	2,890,882
Waddell & Reed Financial, Inc. Class A (b)	64,915	2,427,821
		5,318,703
Consumer Finance - 0.6%
American Express Co.	34,867	2,497,872
Discover Financial Services	1,667	94,619
Santander Consumer U.S.A. Holdings, Inc. (a)	22,803	402,245
		2,994,736
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	21,897	2,936,169
CBOE Holdings, Inc.	15,439	1,114,850
FactSet Research Systems, Inc.	2,693	456,544
Leucadia National Corp.	57,051	1,008,662
Morningstar, Inc.	5,123	413,682
		5,929,907
Insurance - 0.5%
Progressive Corp.	70,462	2,171,639
Real Estate Investment Trusts - 1.8%
Lamar Advertising Co. Class A	29,303	1,711,588
Public Storage	16,108	3,866,886
Simon Property Group, Inc.	1,098	204,492
Weyerhaeuser Co.	78,304	2,519,040
		8,302,006

TOTAL FINANCIALS		24,716,991

HEALTH CARE - 17.3%
Biotechnology - 7.3%
AbbVie, Inc.	95,824	5,572,166
Amgen, Inc.	47,450	7,644,195
Baxalta, Inc.	435	14,955
Biogen, Inc. (a)	17,869	5,125,901
Celgene Corp. (a)	32,017	3,504,261
Gilead Sciences, Inc.	84,517	8,955,421
United Therapeutics Corp. (a)	17,926	2,736,045
		33,552,944
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	1,170	52,556
C.R. Bard, Inc.	3,840	717,389
Edwards Lifesciences Corp. (a)	10,531	1,716,553
ResMed, Inc.	12,399	738,608
St. Jude Medical, Inc.	41,455	2,615,811
		5,840,917
Health Care Providers & Services - 5.3%
Aetna, Inc.	23,357	2,399,932
AmerisourceBergen Corp.	15,717	1,550,325
Anthem, Inc.	19,508	2,543,453
Cardinal Health, Inc.	36,437	3,164,553
Centene Corp. (a)	43,476	2,510,739
Cigna Corp.	7,143	964,162
Express Scripts Holding Co. (a)	20,669	1,766,786
Humana, Inc.	3,123	526,725
McKesson Corp.	22,338	4,229,700
Molina Healthcare, Inc. (a)(b)	19,303	1,163,199
UnitedHealth Group, Inc.	31,089	3,504,041
		24,323,615
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.	5,338	223,235
Pharmaceuticals - 3.4%
Allergan PLC (a)	6,018	1,888,990
Bristol-Myers Squibb Co.	49,567	3,321,485
Eli Lilly & Co.	34,501	2,830,462
Johnson & Johnson	39,259	3,974,581
Merck & Co., Inc.	57,351	3,040,177
Mylan N.V.	10,583	542,908
		15,598,603

TOTAL HEALTH CARE		79,539,314

INDUSTRIALS - 8.9%
Aerospace & Defense - 3.1%
General Dynamics Corp.	11,812	1,729,986
Honeywell International, Inc.	9,297	966,423
Huntington Ingalls Industries, Inc.	20,479	2,681,111
Moog, Inc. Class A (a)	1,224	80,870
Spirit AeroSystems Holdings, Inc. Class A (a)	8,363	438,639
The Boeing Co.	45,825	6,665,246
United Technologies Corp.	16,292	1,564,847
		14,127,122
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	6,343	653,392
Airlines - 1.1%
Alaska Air Group, Inc.	9,404	749,781
Delta Air Lines, Inc.	11,800	548,228
Southwest Airlines Co.	79,981	3,669,528
United Continental Holdings, Inc. (a)	4,907	273,467
		5,241,004
Commercial Services & Supplies - 0.4%
ADT Corp. (b)	16,198	574,543
Deluxe Corp.	2,613	153,252
KAR Auction Services, Inc.	30,837	1,169,647
		1,897,442
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	40,743	898,383
Industrial Conglomerates - 2.0%
3M Co.	39,662	6,210,276
Danaher Corp.	29,146	2,809,383
		9,019,659
Machinery - 0.6%
Allison Transmission Holdings, Inc.	8,138	227,538
Cummins, Inc.	23,070	2,315,536
		2,543,074
Professional Services - 0.3%
Equifax, Inc.	3,662	408,313
Robert Half International, Inc.	16,693	854,348
		1,262,661
Road & Rail - 1.1%
Union Pacific Corp.	62,813	5,273,151

TOTAL INDUSTRIALS		40,915,888

INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc.	244,564	2,295,233
Cisco Systems, Inc.	83,494	2,275,212
F5 Networks, Inc. (a)	3,968	408,704
Juniper Networks, Inc.	78,405	2,362,343
QUALCOMM, Inc.	56,531	2,758,147
		10,099,639
Electronic Equipment & Components - 0.7%
Dolby Laboratories, Inc. Class A	3,154	109,065
Ingram Micro, Inc. Class A	73,793	2,282,417
Jabil Circuit, Inc.	8,165	208,942
SYNNEX Corp. (b)	8,518	802,992
		3,403,416
Internet Software & Services - 6.1%
Alphabet, Inc.:
Class A (a)	12,127	9,251,082
Class C	9,800	7,277,480
eBay, Inc. (a)	137,466	4,067,619
Facebook, Inc. Class A (a)	68,959	7,188,286
		27,784,467
IT Services - 5.5%
Accenture PLC Class A	9,069	972,378
Amdocs Ltd.	29,621	1,675,660
DST Systems, Inc.	15,367	1,879,077
Global Payments, Inc.	32,598	2,309,568
IBM Corp.	38,157	5,319,849
MasterCard, Inc. Class A	17,200	1,684,224
Paychex, Inc.	57,116	3,098,543
Teradata Corp. (a)(b)	2,497	74,685
Total System Services, Inc.	47,646	2,666,270
Vantiv, Inc. (a)	22,555	1,188,874
Visa, Inc. Class A (b)	53,809	4,251,449
		25,120,577
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	18,059	338,967
Avago Technologies Ltd.	11,681	1,523,786
Integrated Device Technology, Inc. (a)(b)	6,411	179,764
Intel Corp.	86,413	3,004,580
NVIDIA Corp.	35,742	1,133,736
Skyworks Solutions, Inc.	19,520	1,620,550
Texas Instruments, Inc.	33,587	1,952,076
		9,753,459
Software - 6.4%
Activision Blizzard, Inc.	24,597	926,323
Aspen Technology, Inc. (a)	53,625	2,356,819
CA Technologies, Inc.	12,997	365,346
Citrix Systems, Inc. (a)	36,376	2,788,948
Electronic Arts, Inc. (a)	47,220	3,201,044
Intuit, Inc.	998	100,000
Microsoft Corp.	229,652	12,481,586
Oracle Corp.	72,434	2,822,753
Symantec Corp.	65,898	1,290,283
Synopsys, Inc. (a)	45,034	2,255,303
VMware, Inc. Class A (a)(b)	14,930	916,851
		29,505,256
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	264,015	31,232,976
NetApp, Inc.	1,435	43,997
Western Digital Corp.	14,005	874,052
		32,151,025

TOTAL INFORMATION TECHNOLOGY		137,817,839

MATERIALS - 1.8%
Chemicals - 1.6%
LyondellBasell Industries NV Class A	41,724	3,997,994
Monsanto Co.	4,288	408,046
The Dow Chemical Co.	41,298	2,152,865
Westlake Chemical Corp.	12,500	750,625
		7,309,530
Containers & Packaging - 0.2%
Berry Plastics Group, Inc. (a)	18,039	655,898
Metals & Mining - 0.0%
Nucor Corp.	3,344	138,609

TOTAL MATERIALS		8,104,037

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	105,927	3,566,562
Verizon Communications, Inc.	209,994	9,544,227
		13,110,789
TOTAL COMMON STOCKS
(Cost $381,192,854)		453,214,367

Money Market Funds - 5.7%
Dreyfus Cash Management Institutional Shares, 0.10% (c)	8,977,539	8,977,539
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	17,339,895	17,339,895
TOTAL MONEY MARKET FUNDS
(Cost $26,317,434)		26,317,434
TOTAL INVESTMENT PORTFOLIO - 104.3%
(Cost $407,510,288)		479,531,801
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(19,644,591)
NET ASSETS - 100%		$459,887,210

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
63 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	6,551,370	$261,975

The face value of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$65,414
Total	$65,414

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $408,178,700. Net unrealized appreciation aggregated $71,353,101, of which $86,873,126 related to appreciated investment securities and $15,520,025 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

November 30, 2015

VEI-QTLY-0116
1.859524.108

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 1.0%
Dana Holding Corp.	822	$13,514
Gentex Corp.	490,336	8,205,773
Lear Corp.	12,092	1,522,383
The Goodyear Tire & Rubber Co.	136,151	4,748,947
		14,490,617
Automobiles - 0.4%
Ford Motor Co.	144,361	2,068,693
General Motors Co.	109,843	3,976,317
		6,045,010
Diversified Consumer Services - 0.0%
DeVry, Inc.	7,853	186,509
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp. unit	31,447	1,589,017
Media - 1.6%
Comcast Corp. Class A	149,862	9,120,601
Discovery Communications, Inc. Class C (non-vtg.) (a)	18,584	549,715
Gannett Co., Inc.	133,311	2,276,952
MSG Network, Inc. Class A (a)	101,250	2,002,725
Time, Inc.	55,365	921,274
Twenty-First Century Fox, Inc. Class A	299,377	8,834,615
Viacom, Inc. Class B (non-vtg.)	18,322	912,252
		24,618,134
Multiline Retail - 2.2%
Big Lots, Inc. (b)	46,469	2,090,640
Kohl's Corp.	194,264	9,155,662
Macy's, Inc.	204,776	8,002,646
Target Corp.	187,968	13,627,680
		32,876,628
Specialty Retail - 1.5%
Best Buy Co., Inc.	276,293	8,780,592
Dick's Sporting Goods, Inc.	121,149	4,728,445
Gap, Inc. (b)	97,886	2,616,493
GNC Holdings, Inc.	215,575	6,426,291
		22,551,821
Textiles, Apparel & Luxury Goods - 0.1%
Fossil Group, Inc. (a)(b)	46,821	1,801,204

TOTAL CONSUMER DISCRETIONARY		104,158,940

CONSUMER STAPLES - 7.6%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	10,893	977,647
PepsiCo, Inc.	16,666	1,669,267
		2,646,914
Food & Staples Retailing - 1.7%
CVS Health Corp.	37,591	3,536,937
Wal-Mart Stores, Inc.	362,673	21,339,679
Walgreens Boots Alliance, Inc.	17,110	1,437,753
		26,314,369
Food Products - 2.5%
Archer Daniels Midland Co.	200,897	7,330,732
Bunge Ltd.	76,683	5,107,855
Campbell Soup Co.	23,114	1,207,475
Keurig Green Mountain, Inc. (b)	94,189	4,935,504
Mondelez International, Inc.	59,225	2,585,764
Pilgrim's Pride Corp. (b)	340,843	7,338,350
Sanderson Farms, Inc. (b)	66,666	4,987,283
Tyson Foods, Inc. Class A	94,079	4,703,950
		38,196,913
Household Products - 2.5%
Procter & Gamble Co.	492,601	36,866,259
Tobacco - 0.7%
Altria Group, Inc.	148,777	8,569,555
Philip Morris International, Inc.	21,969	1,919,871
		10,489,426

TOTAL CONSUMER STAPLES		114,513,881

ENERGY - 11.9%
Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc. (b)	258,834	4,110,284
Baker Hughes, Inc.	28,243	1,527,099
Cameron International Corp. (a)	4,017	274,321
Dril-Quip, Inc. (a)	124,116	7,832,961
FMC Technologies, Inc. (a)	28,978	985,832
National Oilwell Varco, Inc.	217,097	8,106,402
Noble Corp. (b)	43,740	580,430
Oceaneering International, Inc.	132,772	5,807,447
Schlumberger Ltd.	131,383	10,136,198
		39,360,974
Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	192,561	17,584,671
ConocoPhillips Co.	35,060	1,894,993
CVR Energy, Inc. (b)	17,116	817,289
Exxon Mobil Corp.	567,038	46,304,310
HollyFrontier Corp.	182,209	8,760,609
Marathon Petroleum Corp.	216,892	12,668,662
Occidental Petroleum Corp.	4,887	369,408
PBF Energy, Inc. Class A	98,026	3,969,073
Phillips 66 Co.	156,737	14,346,138
Tesoro Corp.	87,103	10,031,653
Valero Energy Corp.	186,709	13,416,909
Western Refining, Inc.	175,775	7,955,577
World Fuel Services Corp.	40,305	1,756,895
		139,876,187

TOTAL ENERGY		179,237,161

FINANCIALS - 28.2%
Banks - 11.4%
Bank of America Corp.	1,964,934	34,248,800
CIT Group, Inc.	43,133	1,852,994
Citigroup, Inc.	407,726	22,053,899
Citizens Financial Group, Inc.	341,926	9,105,489
JPMorgan Chase & Co.	656,089	43,748,015
KeyCorp	194,950	2,555,795
PacWest Bancorp	3,502	164,664
PNC Financial Services Group, Inc.	22,316	2,131,401
Regions Financial Corp.	544,437	5,520,591
SunTrust Banks, Inc.	52,254	2,268,869
U.S. Bancorp	107,054	4,698,600
Wells Fargo & Co.	780,136	42,985,494
		171,334,611
Capital Markets - 3.1%
Franklin Resources, Inc.	207,392	8,693,873
Goldman Sachs Group, Inc.	103,268	19,622,985
Lazard Ltd. Class A	13,565	630,366
Morgan Stanley	410,792	14,090,166
T. Rowe Price Group, Inc.	21,310	1,622,757
Waddell & Reed Financial, Inc. Class A	32,162	1,202,859
		45,863,006
Consumer Finance - 2.9%
American Express Co.	146,845	10,519,976
Capital One Financial Corp.	171,231	13,443,346
Discover Financial Services	190,901	10,835,541
Navient Corp.	684,524	8,152,681
Santander Consumer U.S.A. Holdings, Inc. (a)	18,865	332,779
		43,284,323
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	255,698	34,286,545
CME Group, Inc.	11,303	1,103,738
Leucadia National Corp.	418,090	7,391,831
		42,782,114
Insurance - 4.1%
ACE Ltd. (b)	28,462	3,268,861
AFLAC, Inc.	176,888	11,540,173
American Financial Group, Inc.	22,236	1,645,464
American International Group, Inc.	65,531	4,166,461
American National Insurance Co.	4,643	498,472
Aspen Insurance Holdings Ltd.	116,139	5,867,342
Assured Guaranty Ltd.	105,574	2,791,377
CNA Financial Corp.	5,928	217,795
Endurance Specialty Holdings Ltd.	62,293	4,108,846
FNF Group	52,251	1,873,198
Old Republic International Corp.	50,172	951,261
Progressive Corp.	289,407	8,919,524
Reinsurance Group of America, Inc.	13,237	1,216,216
The Chubb Corp.	17,336	2,262,868
The Travelers Companies, Inc.	109,435	12,537,968
		61,865,826
Real Estate Investment Trusts - 3.6%
Care Capital Properties, Inc.	3,279	103,780
CBL & Associates Properties, Inc.	98,671	1,289,630
Chimera Investment Corp.	495,662	6,983,878
Corrections Corp. of America	9,434	243,209
Hospitality Properties Trust (SBI)	46,299	1,285,723
Lamar Advertising Co. Class A	127,396	7,441,200
MFA Financial, Inc.	985,791	6,880,821
Public Storage	36,607	8,787,876
RLJ Lodging Trust	1,973	48,141
Senior Housing Properties Trust (SBI)	96,668	1,396,853
Starwood Property Trust, Inc.	243,674	4,953,892
Taubman Centers, Inc.	10,677	767,356
The Macerich Co.	34,876	2,725,559
Two Harbors Investment Corp.	159,094	1,352,299
Weyerhaeuser Co.	324,842	10,450,167
		54,710,384
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (b)	276,912	4,541,357

TOTAL FINANCIALS		424,381,621

HEALTH CARE - 13.0%
Biotechnology - 1.1%
Amgen, Inc.	47,788	7,698,647
Biogen, Inc. (a)	18,144	5,204,788
United Therapeutics Corp. (a)	22,018	3,360,607
		16,264,042
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	45,203	2,030,519
Baxter International, Inc.	123,870	4,663,706
Medtronic PLC	103,299	7,782,547
St. Jude Medical, Inc.	131,825	8,318,158
		22,794,930
Health Care Providers & Services - 2.7%
Aetna, Inc.	108,792	11,178,378
Anthem, Inc.	87,498	11,407,989
Cardinal Health, Inc.	95,806	8,320,751
McKesson Corp.	39,914	7,557,716
Molina Healthcare, Inc. (a)(b)	34,589	2,084,333
		40,549,167
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	126,486	5,289,645
Pharmaceuticals - 7.3%
Allergan PLC (a)	21,939	6,886,433
Eli Lilly & Co.	50,103	4,110,450
Johnson & Johnson	431,436	43,678,581
Merck & Co., Inc.	513,388	27,214,698
Perrigo Co. PLC	3,764	562,304
Pfizer, Inc.	855,499	28,034,702
		110,487,168

TOTAL HEALTH CARE		195,384,952

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.3%
General Dynamics Corp.	73,036	10,696,853
Huntington Ingalls Industries, Inc.	59,970	7,851,272
Moog, Inc. Class A (a)	1,224	80,870
Precision Castparts Corp.	8,440	1,954,198
The Boeing Co.	53,670	7,806,302
Triumph Group, Inc.	50,491	2,022,165
United Technologies Corp.	194,924	18,722,450
Vectrus, Inc. (a)	4,131	99,805
		49,233,915
Commercial Services & Supplies - 0.2%
ADT Corp. (b)	28,519	1,011,569
Deluxe Corp.	33,649	1,973,514
KAR Auction Services, Inc.	5,039	191,129
		3,176,212
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	87,073	1,919,960
Industrial Conglomerates - 3.0%
3M Co.	27,295	4,273,851
Danaher Corp.	63,408	6,111,897
General Electric Co.	1,134,819	33,976,481
		44,362,229
Machinery - 1.3%
AGCO Corp.	36,783	1,848,714
Allison Transmission Holdings, Inc.	132,318	3,699,611
Cummins, Inc.	76,940	7,722,468
SPX Flow, Inc. (a)	12,463	418,757
Trinity Industries, Inc. (b)	214,497	5,823,594
		19,513,144
Road & Rail - 0.5%
Norfolk Southern Corp.	24,409	2,320,320
Union Pacific Corp.	65,130	5,467,664
		7,787,984

TOTAL INDUSTRIALS		125,993,444

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 3.7%
Brocade Communications Systems, Inc.	760,639	7,138,597
Cisco Systems, Inc.	966,659	26,341,458
Juniper Networks, Inc.	235,732	7,102,605
QUALCOMM, Inc.	302,377	14,752,974
		55,335,634
Electronic Equipment & Components - 0.4%
Avnet, Inc.	24,509	1,110,748
Dolby Laboratories, Inc. Class A	4,780	165,292
Ingram Micro, Inc. Class A	115,258	3,564,930
SYNNEX Corp.	1,931	182,035
Tech Data Corp. (a)(b)	24,213	1,638,009
		6,661,014
Internet Software & Services - 0.6%
eBay, Inc. (a)	279,633	8,274,340
IT Services - 1.9%
Amdocs Ltd.	49,593	2,805,476
DST Systems, Inc.	7,811	955,129
IBM Corp.	112,941	15,746,234
Xerox Corp.	925,386	9,762,822
		29,269,661
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	2,187	115,474
Broadcom Corp. Class A	37,768	2,063,266
Intel Corp.	884,812	30,764,913
Marvell Technology Group Ltd.	764,884	6,776,872
Micron Technology, Inc. (a)	46,212	736,157
NVIDIA Corp.	117,588	3,729,891
		44,186,573
Software - 1.7%
Microsoft Corp.	362,122	19,681,331
Symantec Corp.	277,710	5,437,562
		25,118,893
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	63,877	7,556,649
EMC Corp.	197,862	5,013,823
Hewlett Packard Enterprise Co.	299,286	4,447,390
NetApp, Inc.	105,153	3,223,991
SanDisk Corp.	10,482	774,305
Western Digital Corp.	148,846	9,289,479
		30,305,637

TOTAL INFORMATION TECHNOLOGY		199,151,752

MATERIALS - 2.1%
Chemicals - 2.0%
Cabot Corp.	12,396	539,722
LyondellBasell Industries NV Class A	84,125	8,060,858
The Dow Chemical Co.	207,895	10,837,566
The Mosaic Co.	281,082	8,893,434
Westlake Chemical Corp.	31,769	1,907,728
		30,239,308
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	19,255	1,132,387
Paper & Forest Products - 0.0%
Domtar Corp.	12,831	527,226

TOTAL MATERIALS		31,898,921

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	971,187	32,699,866
CenturyLink, Inc.	344,417	9,275,150
Verizon Communications, Inc.	209,007	9,499,368
		51,474,384
UTILITIES - 4.0%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	40,978	2,295,178
Duke Energy Corp.	147,077	9,965,938
Entergy Corp.	129,344	8,618,191
Exelon Corp.	394,308	10,768,551
NextEra Energy, Inc.	6,170	616,136
OGE Energy Corp.	21,395	558,623
PPL Corp.	171,869	5,850,421
		38,673,038
Gas Utilities - 0.5%
Questar Corp.	21,046	398,822
UGI Corp.	186,971	6,482,285
		6,881,107
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp. (a)	106,260	827,765
Multi-Utilities - 0.8%
NiSource, Inc.	85,530	1,641,321
Public Service Enterprise Group, Inc.	263,871	10,317,356
		11,958,677
Water Utilities - 0.1%
American Water Works Co., Inc.	21,018	1,214,000

TOTAL UTILITIES		59,554,587

TOTAL COMMON STOCKS
(Cost $1,466,583,526)		1,485,749,643

Money Market Funds - 4.2%
Dreyfus Cash Management Institutional Shares, 0.10% (c)	27,921,692	27,921,692
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	35,502,880	35,502,880
TOTAL MONEY MARKET FUNDS
(Cost $63,424,572)		63,424,572
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $1,530,008,098)		1,549,174,215
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(43,156,309)
NET ASSETS - 100%		$1,506,017,906

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
192 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	19,966,080	$907,971

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$252,579
Total	$252,579

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,535,392,388. Net unrealized appreciation aggregated $13,781,827, of which $100,988,054 related to appreciated investment securities and $87,206,227 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

November 30, 2015

CEI-QTLY-0116
1.859522.108

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.5%
Gentex Corp.	123,511	$2,066,957
Automobiles - 0.7%
Ford Motor Co.	149,510	2,142,478
General Motors Co.	22,838	826,736
		2,969,214
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.	1,305	148,979
Starbucks Corp.	359	22,039
		171,018
Household Durables - 0.3%
D.R. Horton, Inc.	36,809	1,189,299
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	11,651	7,745,585
Leisure Products - 0.1%
Polaris Industries, Inc.	3,668	386,717
Media - 4.7%
Comcast Corp. Class A	80,921	4,924,852
MSG Network, Inc. Class A (a)	62,063	1,227,606
Scripps Networks Interactive, Inc. Class A	27,050	1,536,440
The Walt Disney Co.	52,686	5,978,280
Time Warner Cable, Inc.	3,762	695,105
Twenty-First Century Fox, Inc. Class A	98,727	2,913,434
Viacom, Inc. Class B (non-vtg.)	46,451	2,312,795
		19,588,512
Multiline Retail - 1.7%
Kohl's Corp.	35,739	1,684,379
Nordstrom, Inc.	39,866	2,244,854
Target Corp.	40,151	2,910,948
		6,840,181
Specialty Retail - 3.3%
Best Buy Co., Inc.	60,206	1,913,347
Foot Locker, Inc.	779	50,635
Gap, Inc. (b)	72,972	1,950,542
Home Depot, Inc.	45,599	6,104,794
Lowe's Companies, Inc.	45,537	3,488,134
		13,507,452
Textiles, Apparel & Luxury Goods - 1.5%
Michael Kors Holdings Ltd. (a)	53,421	2,298,171
NIKE, Inc. Class B	31,116	4,116,024
		6,414,195

TOTAL CONSUMER DISCRETIONARY		60,879,130

CONSUMER STAPLES - 9.9%
Beverages - 2.6%
Dr. Pepper Snapple Group, Inc.	28,540	2,561,465
PepsiCo, Inc.	53,380	5,346,541
The Coca-Cola Co.	66,456	2,832,355
		10,740,361
Food & Staples Retailing - 1.9%
CVS Health Corp.	40,022	3,765,670
Wal-Mart Stores, Inc.	70,595	4,153,810
		7,919,480
Food Products - 1.7%
Archer Daniels Midland Co.	6,673	243,498
Campbell Soup Co.	2,594	135,511
Keurig Green Mountain, Inc. (b)	45,676	2,393,422
Pilgrim's Pride Corp. (b)	88,839	1,912,704
Tyson Foods, Inc. Class A	47,617	2,380,850
		7,065,985
Household Products - 2.2%
Clorox Co.	17,855	2,219,377
Procter & Gamble Co.	88,528	6,625,436
		8,844,813
Tobacco - 1.5%
Altria Group, Inc.	79,764	4,594,406
Philip Morris International, Inc.	19,307	1,687,239
		6,281,645

TOTAL CONSUMER STAPLES		40,852,284

ENERGY - 6.5%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (b)	44,589	708,073
Baker Hughes, Inc.	1,439	77,807
Dril-Quip, Inc. (a)	8,625	544,324
National Oilwell Varco, Inc.	54,445	2,032,976
Schlumberger Ltd.	45,507	3,510,865
		6,874,045
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	18,434	1,683,393
Exxon Mobil Corp.	66,767	5,452,193
HollyFrontier Corp.	41,440	1,992,435
Marathon Petroleum Corp.	50,742	2,963,840
Phillips 66 Co.	2,059	188,460
Tesoro Corp.	21,968	2,530,055
The Williams Companies, Inc.	3,759	137,429
Valero Energy Corp.	42,199	3,032,420
Western Refining, Inc.	44,822	2,028,644
World Fuel Services Corp.	2,653	115,644
		20,124,513

TOTAL ENERGY		26,998,558

FINANCIALS - 15.1%
Banks - 5.4%
Bank of America Corp.	313,888	5,471,068
Citigroup, Inc.	25,821	1,396,658
JPMorgan Chase & Co.	113,999	7,601,453
Wells Fargo & Co.	139,885	7,707,664
		22,176,843
Capital Markets - 2.6%
Franklin Resources, Inc.	46,327	1,942,028
Goldman Sachs Group, Inc.	19,416	3,689,428
Morgan Stanley	79,311	2,720,367
NorthStar Asset Management Group, Inc.	9,487	129,023
T. Rowe Price Group, Inc.	31,320	2,385,018
Waddell & Reed Financial, Inc. Class A	1,064	39,794
		10,905,658
Consumer Finance - 2.5%
American Express Co.	43,763	3,135,181
Discover Financial Services	45,665	2,591,945
Navient Corp.	157,970	1,881,423
Synchrony Financial (a)	84,460	2,688,362
		10,296,911
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	46,427	6,225,396
Leucadia National Corp.	109,331	1,932,972
Morningstar, Inc.	2,986	241,120
		8,399,488
Insurance - 0.9%
ACE Ltd.	1,813	208,223
AFLAC, Inc.	3,038	198,199
Progressive Corp.	74,025	2,281,451
The Chubb Corp.	1,658	216,419
The Travelers Companies, Inc.	8,196	939,016
		3,843,308
Real Estate Investment Trusts - 1.7%
Lamar Advertising Co. Class A	2,037	118,981
MFA Financial, Inc.	200,435	1,399,036
Public Storage	12,704	3,049,722
Weyerhaeuser Co.	80,852	2,601,009
		7,168,748

TOTAL FINANCIALS		62,790,956

HEALTH CARE - 15.8%
Biotechnology - 4.4%
AbbVie, Inc.	49,082	2,854,118
Amgen, Inc.	30,675	4,941,743
Baxalta, Inc.	604	20,766
Biogen, Inc. (a)	12,304	3,529,525
Gilead Sciences, Inc.	52,555	5,568,728
United Therapeutics Corp. (a)	7,885	1,203,488
		18,118,368
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	27,762	1,247,069
Medtronic PLC	4,026	303,319
St. Jude Medical, Inc.	26,391	1,665,272
		3,215,660
Health Care Providers & Services - 4.2%
Aetna, Inc.	23,194	2,383,184
AmerisourceBergen Corp.	2,180	215,035
Anthem, Inc.	21,576	2,813,079
Cardinal Health, Inc.	20,872	1,812,733
Centene Corp. (a)	713	41,176
Cigna Corp.	2,548	343,929
Express Scripts Holding Co. (a)	37,040	3,166,179
Humana, Inc.	845	142,518
McKesson Corp.	16,080	3,044,748
UnitedHealth Group, Inc.	30,143	3,397,418
		17,359,999
Pharmaceuticals - 6.4%
Allergan PLC (a)	6,240	1,958,674
Bristol-Myers Squibb Co.	62,514	4,189,063
Eli Lilly & Co.	13,305	1,091,542
Johnson & Johnson	83,271	8,430,356
Merck & Co., Inc.	101,372	5,373,730
Mylan N.V. (b)	31,944	1,638,727
Pfizer, Inc.	125,519	4,113,258
		26,795,350

TOTAL HEALTH CARE		65,489,377

INDUSTRIALS - 8.5%
Aerospace & Defense - 3.6%
General Dynamics Corp.	20,734	3,036,702
Huntington Ingalls Industries, Inc.	3,926	513,992
Precision Castparts Corp.	1,236	286,183
Raytheon Co.	23,862	2,959,604
The Boeing Co.	29,117	4,235,068
United Technologies Corp.	39,264	3,771,307
		14,802,856
Airlines - 1.3%
Delta Air Lines, Inc.	15,875	737,553
Southwest Airlines Co.	58,405	2,679,621
United Continental Holdings, Inc. (a)	34,898	1,944,866
		5,362,040
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	32,521	717,088
Electrical Equipment - 0.5%
Eaton Corp. PLC	35,891	2,087,421
Industrial Conglomerates - 2.1%
3M Co.	27,521	4,309,238
Danaher Corp.	1,247	120,198
General Electric Co.	143,314	4,290,821
		8,720,257
Machinery - 0.3%
Cummins, Inc.	15,083	1,513,881
Road & Rail - 0.5%
Norfolk Southern Corp.	2,286	217,307
Union Pacific Corp.	21,183	1,778,313
		1,995,620

TOTAL INDUSTRIALS		35,199,163

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	193,274	1,813,876
Cisco Systems, Inc.	188,911	5,147,825
Juniper Networks, Inc.	42,210	1,271,787
QUALCOMM, Inc.	77,674	3,789,714
		12,023,202
Electronic Equipment & Components - 1.4%
Corning, Inc.	135,734	2,542,298
Ingram Micro, Inc. Class A	29,001	897,001
SYNNEX Corp.	5,139	484,454
Tech Data Corp. (a)(b)	27,258	1,844,004
		5,767,757
Internet Software & Services - 3.3%
Alphabet, Inc.:
Class A (a)	6,518	4,972,256
Class C	3,613	2,683,014
eBay, Inc. (a)	101,753	3,010,871
Facebook, Inc. Class A (a)	29,993	3,126,470
		13,792,611
IT Services - 2.5%
IBM Corp.	35,173	4,903,820
MasterCard, Inc. Class A	413	40,441
Paychex, Inc.	20,671	1,121,402
The Western Union Co.	36,190	682,543
Visa, Inc. Class A (b)	15,503	1,224,892
Xerox Corp.	214,413	2,262,057
		10,235,155
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	5,717	107,308
Broadcom Corp. Class A	3,925	214,423
Intel Corp.	168,951	5,874,426
Lam Research Corp.	11,679	913,298
Linear Technology Corp.	6,488	296,631
Marvell Technology Group Ltd.	248,011	2,197,377
NVIDIA Corp.	19,841	629,357
		10,232,820
Software - 4.3%
Aspen Technology, Inc. (a)	3,498	153,737
Citrix Systems, Inc. (a)	1,163	89,167
Electronic Arts, Inc. (a)	36,925	2,503,146
Microsoft Corp.	217,509	11,821,614
Oracle Corp.	19,832	772,853
Symantec Corp.	109,820	2,150,276
VMware, Inc. Class A (a)(b)	6,019	369,627
		17,860,420
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	145,203	17,177,511
EMC Corp.	26,556	672,929
Hewlett Packard Enterprise Co.	86,063	1,278,896
HP, Inc.	186,274	2,335,876
NetApp, Inc.	16,320	500,371
Western Digital Corp.	2,739	170,941
		22,136,524

TOTAL INFORMATION TECHNOLOGY		92,048,489

MATERIALS - 1.1%
Chemicals - 1.1%
LyondellBasell Industries NV Class A	30,604	2,932,475
The Mosaic Co.	53,067	1,679,040
Westlake Chemical Corp.	315	18,916
		4,630,431
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	199,174	6,706,189
CenturyLink, Inc.	85,865	2,312,344
Verizon Communications, Inc.	136,945	6,224,150
		15,242,683
UTILITIES - 1.5%
Electric Utilities - 0.9%
Entergy Corp.	20,219	1,347,192
Exelon Corp.	82,255	2,246,384
PPL Corp.	7,028	239,233
		3,832,809
Multi-Utilities - 0.6%
NiSource, Inc.	15,598	299,326
Public Service Enterprise Group, Inc.	56,410	2,205,631
		2,504,957

TOTAL UTILITIES		6,337,766

TOTAL COMMON STOCKS
(Cost $367,736,649)		410,468,837

Money Market Funds - 3.7%
Dreyfus Cash Management Institutional Shares, 0.10% (c)	4,635,710	4,635,710
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	10,801,258	10,801,258
TOTAL MONEY MARKET FUNDS
(Cost $15,436,968)		15,436,968
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $383,173,617)		425,905,805
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(11,248,664)
NET ASSETS - 100%		$414,657,141

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
39 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	4,055,610	$235,462

The face value of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$59,404

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $384,147,072. Net unrealized appreciation aggregated $41,758,733, of which $62,118,668 related to appreciated investment securities and $20,359,935 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Enhanced Index Fund

November 30, 2015

MCE-QTLY-0116
1.870939.107

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 3.0%
BorgWarner, Inc.	11,421	$487,562
Delphi Automotive PLC	88,834	7,806,732
Gentex Corp.	304,998	5,104,142
Lear Corp.	46,763	5,887,462
The Goodyear Tire & Rubber Co.	165,815	5,783,627
		25,069,525
Automobiles - 0.6%
Harley-Davidson, Inc. (a)	93,481	4,573,091
Thor Industries, Inc.	10,284	595,649
		5,168,740
Distributors - 0.1%
Genuine Parts Co.	11,444	1,037,170
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (b)	108,584	4,069,728
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	48,216	2,199,614
Starwood Hotels & Resorts Worldwide, Inc.	11,506	826,591
Wyndham Worldwide Corp.	34,798	2,641,864
		5,668,069
Household Durables - 0.0%
Toll Brothers, Inc. (b)	12,377	460,177
Internet & Catalog Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (b)	204,023	5,402,529
Leisure Products - 0.4%
Polaris Industries, Inc.	34,522	3,639,654
Media - 2.9%
Discovery Communications, Inc.:
Class A (a)(b)	152,673	4,754,237
Class C (non-vtg.) (b)	178,269	5,273,197
Gannett Co., Inc.	183,812	3,139,509
John Wiley & Sons, Inc. Class A	6,054	312,326
MSG Network, Inc. Class A (a)(b)	171,574	3,393,734
Scripps Networks Interactive, Inc. Class A	88,032	5,000,218
Viacom, Inc. Class B (non-vtg.)	41,828	2,082,616
		23,955,837
Multiline Retail - 2.4%
Dillard's, Inc. Class A (a)	18,501	1,387,575
Dollar General Corp.	105,993	6,933,002
Kohl's Corp.	118,913	5,604,370
Macy's, Inc.	150,120	5,866,690
		19,791,637
Specialty Retail - 5.0%
AutoNation, Inc. (b)	65,709	4,200,119
Bed Bath & Beyond, Inc. (b)	84,187	4,589,875
Best Buy Co., Inc.	156,764	4,981,960
Dick's Sporting Goods, Inc.	103,902	4,055,295
DSW, Inc. Class A	54,313	1,247,026
Foot Locker, Inc. (a)	80,395	5,225,675
Gap, Inc. (a)	181,064	4,839,841
GNC Holdings, Inc.	149,030	4,442,584
Michaels Companies, Inc. (b)	10,653	236,603
O'Reilly Automotive, Inc. (b)	5,932	1,565,277
Penske Automotive Group, Inc.	9,971	465,247
Ross Stores, Inc.	59,714	3,105,725
Staples, Inc.	242,417	2,925,973
		41,881,200
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (b)	5,863	286,935
Fossil Group, Inc. (a)(b)	83,007	3,193,279
Michael Kors Holdings Ltd. (b)	132,252	5,689,481
		9,169,695

TOTAL CONSUMER DISCRETIONARY		145,313,961

CONSUMER STAPLES - 5.4%
Beverages - 0.8%
Dr. Pepper Snapple Group, Inc.	75,824	6,805,204
Food & Staples Retailing - 0.0%
Rite Aid Corp. (b)	26,991	212,689
Food Products - 3.7%
Archer Daniels Midland Co.	90,546	3,304,024
Bunge Ltd.	72,550	4,832,556
Campbell Soup Co.	99,799	5,213,500
Hormel Foods Corp.	11,437	856,860
Ingredion, Inc.	15,381	1,516,105
Keurig Green Mountain, Inc. (a)	95,957	5,028,147
Pilgrim's Pride Corp. (a)	195,311	4,205,046
Tyson Foods, Inc. Class A	122,786	6,139,300
		31,095,538
Household Products - 0.9%
Church & Dwight Co., Inc.	7,284	624,749
Clorox Co.	52,968	6,583,922
		7,208,671

TOTAL CONSUMER STAPLES		45,322,102

ENERGY - 5.5%
Energy Equipment & Services - 2.4%
Cameron International Corp. (b)	12,519	854,923
Dril-Quip, Inc. (b)	71,213	4,494,252
FMC Technologies, Inc. (b)	138,181	4,700,918
National Oilwell Varco, Inc.	150,032	5,602,195
Oceaneering International, Inc.	107,723	4,711,804
		20,364,092
Oil, Gas & Consumable Fuels - 3.1%
CVR Energy, Inc. (a)	11,349	541,915
HollyFrontier Corp.	113,369	5,450,782
Marathon Petroleum Corp.	78,573	4,589,449
PBF Energy, Inc. Class A	8,122	328,860
Tesoro Corp.	55,942	6,442,840
Valero Energy Corp.	62,542	4,494,268
Western Refining, Inc.	92,271	4,176,185
		26,024,299

TOTAL ENERGY		46,388,391

FINANCIALS - 23.3%
Banks - 3.9%
CIT Group, Inc.	72,143	3,099,263
Citizens Financial Group, Inc.	207,843	5,534,859
East West Bancorp, Inc.	19,092	828,211
Fifth Third Bancorp	281,994	5,828,816
KeyCorp	427,036	5,598,442
Regions Financial Corp.	496,942	5,038,992
SunTrust Banks, Inc.	163,296	7,090,312
		33,018,895
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (b)	16,516	2,927,131
Lazard Ltd. Class A	42,100	1,956,387
Legg Mason, Inc.	8,214	364,537
NorthStar Asset Management Group, Inc.	131,536	1,788,890
SEI Investments Co.	61,213	3,329,375
T. Rowe Price Group, Inc.	88,391	6,730,975
Waddell & Reed Financial, Inc. Class A (a)	131,699	4,925,543
		22,022,838
Consumer Finance - 2.6%
Ally Financial, Inc. (b)	226,037	4,511,699
Capital One Financial Corp.	17,211	1,351,236
Discover Financial Services	71,179	4,040,120
Navient Corp.	405,772	4,832,745
Santander Consumer U.S.A. Holdings, Inc. (b)	159,268	2,809,488
Synchrony Financial (b)	126,723	4,033,593
		21,578,881
Diversified Financial Services - 2.7%
CBOE Holdings, Inc.	69,744	5,036,214
FactSet Research Systems, Inc.	25,825	4,378,112
Leucadia National Corp.	245,763	4,345,090
Moody's Corp.	57,137	5,891,967
Morningstar, Inc.	7,073	571,145
MSCI, Inc. Class A	35,633	2,498,586
		22,721,114
Insurance - 2.9%
American Financial Group, Inc.	9,910	733,340
American International Group, Inc. warrants 1/19/21 (b)	574	14,735
Arch Capital Group Ltd. (b)	6,852	496,564
Aspen Insurance Holdings Ltd.	52,626	2,658,666
Assured Guaranty Ltd.	128,997	3,410,681
FNF Group	5,582	200,115
Lincoln National Corp.	74,929	4,120,346
Loews Corp.	23,391	886,285
Old Republic International Corp.	46,507	881,773
PartnerRe Ltd.	454	63,165
Progressive Corp.	212,149	6,538,432
The Travelers Companies, Inc.	34,858	3,993,681
		23,997,783
Real Estate Investment Trusts - 7.7%
Apartment Investment & Management Co. Class A	25,306	964,412
CBL & Associates Properties, Inc.	272,450	3,560,922
Chimera Investment Corp.	241,224	3,398,846
Corrections Corp. of America	102,263	2,636,340
Crown Castle International Corp.	10,229	878,773
Equity Lifestyle Properties, Inc.	57,050	3,558,779
Extra Space Storage, Inc.	16,467	1,379,111
HCP, Inc.	26,357	936,464
Hospitality Properties Trust (SBI)	155,468	4,317,346
Host Hotels & Resorts, Inc.	285,760	4,743,616
Iron Mountain, Inc.	20,674	574,324
Kimco Realty Corp.	110,725	2,888,815
Lamar Advertising Co. Class A	84,720	4,948,495
MFA Financial, Inc.	617,556	4,310,541
Plum Creek Timber Co., Inc.	6,180	314,006
Post Properties, Inc.	22,724	1,339,807
Public Storage	19,057	4,574,823
Senior Housing Properties Trust (SBI)	32,047	463,079
Starwood Property Trust, Inc.	64,750	1,316,368
Taubman Centers, Inc.	42,523	3,056,128
The Macerich Co.	71,109	5,557,168
Welltower, Inc.	24,102	1,523,005
Weyerhaeuser Co.	210,871	6,783,720
		64,024,888
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	60,789	2,277,764
Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc. (a)	320,274	5,252,494

TOTAL FINANCIALS		194,894,657

HEALTH CARE - 11.1%
Biotechnology - 1.0%
Medivation, Inc. (b)	80,364	3,397,790
United Therapeutics Corp. (a)(b)	35,063	5,351,666
		8,749,456
Health Care Equipment & Supplies - 3.1%
C.R. Bard, Inc.	30,118	5,626,645
Edwards Lifesciences Corp. (b)	41,839	6,819,757
ResMed, Inc.	75,663	4,507,245
St. Jude Medical, Inc.	103,466	6,528,705
Varian Medical Systems, Inc. (b)	20,202	1,631,918
Zimmer Biomet Holdings, Inc.	9,534	963,029
		26,077,299
Health Care Providers & Services - 4.6%
Aetna, Inc.	893	91,756
AmerisourceBergen Corp.	72,839	7,184,839
Anthem, Inc.	31,653	4,126,918
Cardinal Health, Inc.	47,557	4,130,325
Centene Corp. (a)(b)	87,940	5,078,535
Community Health Systems, Inc. (b)	32,560	942,286
Laboratory Corp. of America Holdings (b)	17,743	2,156,484
LifePoint Hospitals, Inc. (b)	14,633	1,047,869
McKesson Corp.	22,505	4,261,322
Molina Healthcare, Inc. (b)	15,912	958,857
Quest Diagnostics, Inc.	81,896	5,595,135
Universal Health Services, Inc. Class B	20,520	2,493,590
VCA, Inc. (b)	3,784	208,234
		38,276,150
Health Care Technology - 0.7%
Cerner Corp. (b)	35,488	2,115,085
IMS Health Holdings, Inc. (b)	131,335	3,640,606
		5,755,691
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	154,889	6,477,458
Charles River Laboratories International, Inc. (b)	7,422	568,303
		7,045,761
Pharmaceuticals - 0.9%
Perrigo Co. PLC	10,158	1,517,504
Zoetis, Inc. Class A	121,413	5,669,987
		7,187,491

TOTAL HEALTH CARE		93,091,848

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	40,256	5,270,316
Spirit AeroSystems Holdings, Inc. Class A (b)	18,216	955,429
Textron, Inc.	41,041	1,751,219
Triumph Group, Inc.	71,476	2,862,614
		10,839,578
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	106,046	5,147,473
Airlines - 2.3%
Alaska Air Group, Inc.	44,092	3,515,455
Southwest Airlines Co.	185,838	8,526,247
United Continental Holdings, Inc. (b)	123,604	6,888,451
		18,930,153
Commercial Services & Supplies - 1.5%
ADT Corp. (a)	100,531	3,565,835
Cintas Corp.	54,504	4,992,021
Deluxe Corp.	7,395	433,717
KAR Auction Services, Inc.	74,000	2,806,820
Pitney Bowes, Inc.	22,655	489,348
		12,287,741
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (b)	83,756	3,696,990
Quanta Services, Inc. (b)	99,419	2,192,189
		5,889,179
Electrical Equipment - 0.4%
Emerson Electric Co.	12,263	613,150
Rockwell Automation, Inc.	27,761	2,954,881
		3,568,031
Machinery - 2.8%
Allison Transmission Holdings, Inc.	154,717	4,325,887
Crane Co.	15,473	804,905
Lincoln Electric Holdings, Inc.	24,246	1,368,687
PACCAR, Inc.	118,103	6,136,632
Parker Hannifin Corp.	37,465	3,921,087
Pentair PLC (a)	28,922	1,639,877
Trinity Industries, Inc. (a)	179,735	4,879,805
		23,076,880
Professional Services - 1.3%
Equifax, Inc.	44,065	4,913,248
Manpower, Inc.	9,917	895,307
Robert Half International, Inc.	93,326	4,776,425
Towers Watson & Co.	2,230	299,957
		10,884,937
Road & Rail - 0.0%
CSX Corp.	12,000	341,160

TOTAL INDUSTRIALS		90,965,132

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	500,582	4,697,962
F5 Networks, Inc. (b)	41,853	4,310,859
Juniper Networks, Inc.	198,837	5,990,959
		14,999,780
Electronic Equipment & Components - 1.0%
Avnet, Inc.	71,593	3,244,595
Dolby Laboratories, Inc. Class A	20,342	703,426
Ingram Micro, Inc. Class A	145,820	4,510,213
		8,458,234
Internet Software & Services - 0.7%
eBay, Inc. (b)	143,818	4,255,575
Rackspace Hosting, Inc. (a)(b)	39,459	1,129,317
		5,384,892
IT Services - 4.9%
Amdocs Ltd.	92,498	5,232,612
Booz Allen Hamilton Holding Corp. Class A	27,477	836,675
Computer Sciences Corp.	54,007	1,692,039
CSRA, Inc. (b)	54,007	1,701,761
DST Systems, Inc.	39,980	4,888,754
Fiserv, Inc. (b)	34,194	3,290,831
Leidos Holdings, Inc.	3,839	222,393
Paychex, Inc.	122,402	6,640,309
Teradata Corp. (a)(b)	87,191	2,607,883
The Western Union Co.	231,688	4,369,636
Total System Services, Inc.	72,056	4,032,254
Xerox Corp.	540,948	5,707,001
		41,222,148
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	9,538	503,606
Analog Devices, Inc.	107,738	6,639,893
Applied Materials, Inc.	366,414	6,877,591
KLA-Tencor Corp.	8,760	582,277
Marvell Technology Group Ltd.	557,603	4,940,363
NVIDIA Corp.	216,695	6,873,565
Skyworks Solutions, Inc.	79,134	6,569,705
Xilinx, Inc.	15,978	793,947
		33,780,947
Software - 3.0%
CA Technologies, Inc.	165,719	4,658,361
CDK Global, Inc.	3,572	169,349
Citrix Systems, Inc. (b)	49,108	3,765,110
Electronic Arts, Inc. (b)	103,261	7,000,063
Symantec Corp.	201,358	3,942,590
Synopsys, Inc. (b)	100,625	5,039,300
		24,574,773
Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co.	25,046	372,184
NetApp, Inc.	170,379	5,223,820
SanDisk Corp.	17,055	1,259,853
Western Digital Corp.	95,473	5,958,470
		12,814,327

TOTAL INFORMATION TECHNOLOGY		141,235,101

MATERIALS - 3.8%
Chemicals - 2.7%
Airgas, Inc.	3,128	432,290
Cabot Corp.	52,041	2,265,865
Eastman Chemical Co.	65,386	4,750,293
LyondellBasell Industries NV Class A	46,988	4,502,390
The Mosaic Co.	173,130	5,477,833
Westlake Chemical Corp.	80,049	4,806,942
		22,235,613
Containers & Packaging - 0.6%
Avery Dennison Corp.	62,543	4,125,336
Packaging Corp. of America	11,318	769,511
Sealed Air Corp.	8,255	374,447
		5,269,294
Metals & Mining - 0.3%
Reliance Steel & Aluminum Co.	37,777	2,221,665
Paper & Forest Products - 0.2%
Domtar Corp.	43,286	1,778,622

TOTAL MATERIALS		31,505,194

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	225,927	6,084,214
UTILITIES - 3.8%
Electric Utilities - 1.9%
Entergy Corp.	81,474	5,428,613
Exelon Corp.	128,794	3,517,364
Pepco Holdings, Inc.	1,649	42,330
PPL Corp.	217,348	7,398,526
		16,386,833
Gas Utilities - 0.5%
AGL Resources, Inc.	2,806	175,571
UGI Corp.	105,995	3,674,847
		3,850,418
Multi-Utilities - 1.0%
Ameren Corp.	28,883	1,263,920
Consolidated Edison, Inc.	661	41,081
DTE Energy Co.	11,059	890,139
Public Service Enterprise Group, Inc.	168,789	6,599,650
		8,794,790
Water Utilities - 0.4%
American Water Works Co., Inc.	54,604	3,153,927

TOTAL UTILITIES		32,185,968

TOTAL COMMON STOCKS
(Cost $812,594,218)		826,986,568

Money Market Funds - 8.4%
Dreyfus Cash Management Institutional Shares, 0.10% (c)	11,848,679	11,848,679
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	58,091,315	58,091,315
TOTAL MONEY MARKET FUNDS
(Cost $69,939,994)		69,939,994
TOTAL INVESTMENT PORTFOLIO - 107.1%
(Cost $882,534,212)		896,926,562
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(59,271,457)
NET ASSETS - 100%		$837,655,105

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
77 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2015	11,242,770	$442,455

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$144,309
Total	$144,309

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $884,378,877. Net unrealized appreciation aggregated $12,547,685, of which $72,270,285 related to appreciated investment securities and $59,722,600 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016